Prospectus	May 1, 2019

Prospectus dated May 1, 2019

♦	Johnson Equity Income Fund	JEQIX

♦	Johnson Opportunity Fund	JOPPX

♦	Johnson International Fund	JINTX

♦	Johnson Fixed Income Fund	JFINX

♦	Johnson Municipal Income Fund	JMUNX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available at www.johnsonmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-541-0170 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-541-0170. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Johnson Mutual Funds Trust

3777 West Fork Road

Cincinnati, OH 45247

(513) 661-3100

(800) 541-0170

FAX (513) 661-4901

www.johnsonmutualfunds.com

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Johnson Mutual Funds	Prospectus Dated May 1, 2019

The use of the term ‘‘Funds’’ throughout this prospectus refers to all series of the Johnson Mutual Funds Trust.

The Johnson Equity Income Fund	May 1, 2019

TICKER: JEQIX

FUND SUMMARY

INVESTMENT OBJECTIVE

Above average dividend income and long term capital growth.

FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	1.00%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Equity Income Fund	$102	$318	$552	$1,225

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.17% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks companies with high quality characteristics such as sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow, and shareholder-oriented managements. The Adviser also considers current dividend yield and dividend growth, as well as its analysis of the share price of these companies using traditional valuation measures. The Fund may invest a portion of its assets in preferred stocks. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income-producing equity securities. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds (‘‘ETF’’) — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities

1

The Johnson Equity Income Fund	May 1, 2019

may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 14.27% in the second quarter of 2009, and the lowest return was -12.72% in the third quarter of 2011.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Return Before Taxes	-2.68%	6.56%	11.17%
Return After Taxes on Distributions	-4.91%	4.66%	9.79%
Return After Taxes on Distributions and Sale of Fund Shares	-0.64%	4.77%	9.00%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	-4.38%	8.49%	13.12%

The S&P 500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Charles Rinehart, CFA, became the leader of the management team in 2018, and has been member of the team since 2010. Bret Parrish, CFA, has been a member of the management team since its inception, and was previously the team leader from its inception through 2017. Bill Jung, CFA, has been a member of the management team since its inception.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $2,000. The minimum for additional purchases is $100. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject state and local taxes.

2

The Johnson Opportunity Fund	May 1, 2019

TICKER: JOPPX

FUND SUMMARY

INVESTMENT OBJECTIVE

Long term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.01%

1	‘‘Acquired Fund Fees and Expenses’’ are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Opportunity Fund	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61.22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities of small and medium sized companies (those with a market capitalization below $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the Fund’s portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/technical factors. Finally, the Adviser’s dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

3

The Johnson Opportunity Fund	May 1, 2019

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small sized and medium sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or a limited management group.

♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦	Greater fluctuation in value than larger, more established company stocks.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 37.54% in the second quarter of 2009, and the lowest return was -26.65% in the third quarter of 2011.

For the Periods ended	1	5	10
December 31, 2018	Year	Years	Years
Return Before Taxes	-14.16%	3.81%	13.73%
Return After Taxes on Distributions	-15.58%	1.77%	12.38%
Return After Taxes on Distributions and Sale of Fund Shares	-7.59%	2.70%	11.42%
Russell 2500 Index (reflects no deduction for fees, expenses or taxes)	-10.00%	5.15%	13.15%

The Russell 2500 Index is the established benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Brian Kute, CFA, has been the leader of the management team since 2003. Bryan Andress has been a member of the management team since 2015. Chris Godby, CFA, and Joe Edelstein, CFA, have been members of the management team since 2016.

4

The Johnson Opportunity Fund	May 1, 2019

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $2,000. The minimum for additional purchases is $100. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

5

The Johnson International Fund	May 1, 2019

TICKER: JINTX

FUND SUMMARY

INVESTMENT OBJECTIVE

Long term capital growth.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	1.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	1.01%

1	‘‘Acquired Fund Fees and Expenses’’ are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
International Fund	$103	$322	$558	$1,236

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6.87% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in equity securities (common and preferred stocks) of foreign companies (possibly including emerging market securities) that the Adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign and emerging market companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). The Fund may also invest in exchange-traded funds (ETFs) that invest primarily in foreign and emerging market equity securities. The Fund considers emerging market countries to be those found in the MSCI Emerging Markets Index. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or a limited management group.

6

The Johnson International Fund	May 1, 2019

♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦	Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Foreign Investing Risk — There may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S.

Emerging Market Country Risk — The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 25.92% in the second quarter of 2009, and the lowest return was -21.75% in the third quarter of 2011.

For the Periods
ended
December 31, 2018	1 Year	5 Years	10 Years
Return Before Taxes	-9.93%	0.68%	6.03%
Return After Taxes on Distributions	-10.83%	-0.08%	5.42%
Return After Taxes on Distributions and Sale of Fund Shares	-5.88%	0.28%	4.74%
MSCI ACWI ex US Index (reflects no deduction for fees, expenses or taxes)	-14.19%	0.68%	6.57%

The MSCI ACWI ex US Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

7

The Johnson International Fund	May 1, 2019

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Brian Kute has been the leader of the management team since the Fund’s inception.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $2,000. The minimum for additional purchases is $100. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

8

The Johnson Fixed Income Fund	May 1, 2019

TICKER: JFINX

FUND SUMMARY

INVESTMENT OBJECTIVE

A high level of income over the long term consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.85%

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Fixed Income Fund	$87	$271	$471	$1,049

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.40% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect

9

The Johnson Fixed Income Fund	May 1, 2019

and there is no guarantee that the Adviser’s judgment will produce the desired results.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 3.76% in the third quarter of 2009, and the lowest return was -2.77% in the fourth quarter of 2016.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Return Before Taxes	-0.56%	2.48%	3.35%
Return After Taxes on Distributions	-1.43%	1.45%	2.17%
Return After Taxes on Distributions and Sale of Fund Shares	-0.34%	1.48%	2.18%
Barclays Capital Aggregate Index	0.01%	2.52%	3.48%

The Barclays Capital Aggregate Index is the primary benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $2,000. The minimum for additional purchases is $100. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

10

The Johnson Municipal Income Fund	May 1, 2019

TICKER: JMUNX

FUND SUMMARY

INVESTMENT OBJECTIVE

A high level of federally tax-free income over the long term consistent with preservation of capital.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.66%

1	‘‘Acquired Fund Fees and Expenses’’ are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Municipal Income Fund	$67	$211	$368	$822

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10.45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests primarily in investment grade municipal securities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market.

The Adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the Adviser determines are of comparable quality) that provide income that is exempt from federal income tax and the alternative minimum tax.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk — Because the Fund invests primarily in bonds from the State of Ohio, it is particularly sensitive to political and economic factors that negatively affect Ohio.

Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

11

The Johnson Municipal Income Fund	May 1, 2019

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year for the last 10 calendar years. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 3.81% in the third quarter of 2009, and the lowest return was -2.60% in the fourth quarter of 2010.

For the Periods ended	1	5	10
December 31, 2018	Year	Years	Years
Return Before Taxes	0.90%	2.37%	2.99%
Return After Taxes on Distributions	0.90%	2.35%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares	1.29%	2.28%	2.86%
Barclays Capital Five Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.79%	1.88%	2.97%

The Barclays Capital Five Year General Obligation Municipal Bond Index is the benchmark.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the Fund management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $2,000. The minimum for additional purchases is $100. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive from the Fund are subject to federal income taxes and may also be subject to state and local taxes.

12

Johnson Mutual Funds	Prospectus Dated May 1, 2019

FUND DETAILS

JOHNSON EQUITY INCOME FUND: JEQIX

INVESTMENT OBJECTIVE

The investment objective of the Equity Income Fund is to provide above average dividend income and long term capital growth.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities of larger-sized U.S. companies (those with a market capitalization above $15 billion) that its Adviser believes offer opportunities for above-average dividend income and capital growth. The Adviser seeks high quality companies with sustainable competitive positions that have high-quality earnings, financial strength, strong or improving balance sheets, free cash flow growth, and shareholder-oriented managements. Current dividend yield, dividend growth and potential long term capital appreciation are considered in this process. The Adviser then analyzes the share price of these companies using traditional valuation measures such as price/earnings ratios, discounted cash flow, and price/book value ratios. Diversification by company and sector also is an important consideration. A common strategy used by the Adviser is to seek undervalued companies that are undergoing a Fundamental turnaround that has yet to be reflected in the valuation of the stock. The Fund also may invest a portion of its assets in preferred stocks rated BB or above. The Fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected. The Adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of equity prices. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in income-producing equity securities. For purposes of the 80% test, equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

13

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON OPPORTUNITY FUND: JOPPX

INVESTMENT OBJECTIVE

The investment objective of the Opportunity Fund is long term capital growth.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities of small and medium sized companies (those with a market capitalization below $15 billion) that its Adviser believes offer opportunities for capital growth. The Adviser selects companies for the Fund’s portfolio using a proprietary approach that blends quantitative and fundamental analysis. The Adviser begins with a quality test, which seeks companies that are judged to have productive capital allocation, a strong competitive position, financial strength, and high-quality earnings. The Adviser then assesses the stocks of those companies, using a multifactor quantitative process that measures valuation, profitability, momentum, earnings quality, growth, credit quality, capital use, and investor sentiment/ technical factors. Finally, the Adviser’s dedicated sector analysts and generalist product team members use traditional fundamental research to select, from the candidates identified by the above-described qualitative and quantitative analysis, those stocks that the Adviser believes offer the best opportunities for investment. Equity securities include common stock, preferred stocks and exchange traded funds (ETFs) that invest primarily in equity securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Turnover Risk — The Fund may incur greater transaction costs and realized capital gains as a result of higher turnover of securities.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment or quantitative model will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or a limited management group.

♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

♦	Greater fluctuation in value than larger, more established company stocks.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. The performance of an ETF may not completely replicate the performance of its underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

14

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON INTERNATIONAL FUND: JINTX

INVESTMENT OBJECTIVE

The investment objective of the Johnson International Fund is long term capital growth.

PRINCIPAL STRATEGIES

The Fund invests primarily in equity securities of foreign and emerging market companies. The Fund invests in companies located in a variety of countries throughout the world (including emerging market countries). The Fund expects typically to invest in companies located in ten or more countries outside of the United States at any one time. The Fund may invest in the securities of a broad range of companies without restriction as to their market capitalization that its Adviser believes offer opportunities for capital growth. The Adviser generally intends to stay fully invested (subject to liquidity requirements), regardless of the movement of equity prices.

The Fund’s Adviser selects companies using a combination of fundamental and quantitative disciplines developed by the Adviser. The Adviser seeks to find foreign companies offering a combination of strong growth, attractive valuation and improving profitability. A bottom-up stock selection process is used, but diversification by country, sector and company is an important consideration. Fundamental research is conducted by a team of analysts and portfolio managers seeking companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages, and positive growth criteria such as increasing revenues, cash flow and earnings. Traditional measures such as price/earnings ratios and price/book ratios are used to gauge the attractiveness of a stock’s valuation. The Adviser may also use quantitative modeling as a stock selection tool. The model evaluates company-specific information (gathered from financial reports, market data, and other sources) that the Adviser believes provides the best measures of profitability, growth, and valuation. Some of these factors include historical and expected future growth, profit trends and traditional and relative value. The Adviser is not limited as to the type, operating history or dividend paying record of companies in which the Fund may invest.

The Adviser expects to invest primarily in foreign and emerging market companies whose stock is traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). ADRs are investments issued by an American bank or trust company evidencing ownership of underlying securities issues by a foreign company. The Fund may also invest in foreign and emerging market companies through the use of Global Depositary Receipts (GDRs). GDRs are similar to ADRs except they are not American dollar denominated and trade in more than one country or on more than one exchange. The Fund may also invest in exchange-traded funds (ETFs). ETFs are securities that typically seek to track the performance of an index or a basket of stocks like stocks of a particular country or region. The Fund may invest in common and preferred stocks, securities convertible into common and preferred stocks, and warrants to purchase common and preferred stocks.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — Investment in equity securities of foreign companies is subject to the risks of changing political, economic, stock market, industry, and company conditions which could cause the Fund’s stocks to decrease in value.

Volatility Risk — Common stocks tend to be more volatile than other investment choices.

Risks of Exchange Traded Funds — Investment in an ETF carries security specific risk and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. ETF shares may trade at a premium or discount to their NAV. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by the Fund, many of which may be duplicative. The Fund also will incur brokerage costs when it purchases ETFs. As a result, the cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Small and Medium Sized Company Risk — In addition, the stocks of small-sized and medium-sized companies are subject to certain risks including:

♦	Possible dependence on a limited product line, limited financial resources or a limited management group.

♦	Less frequent trading and trading with smaller volume than larger stocks, which may make it difficult for the Fund to buy or sell the stocks.

15

Johnson Mutual Funds	Prospectus Dated May 1, 2019

♦	Greater fluctuation in value than larger, more established company stocks.

Foreign Investing Risk — Purchases of foreign equity securities entail certain risks. For example, there may be less information publicly-available about a foreign company than about a U.S. company, and foreign companies generally are not subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

Emerging Market Country Risk — The risk associated with investment in foreign securities is heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries and may be subject to greater social, economic and political uncertainty and instability.

Preferred Stock Risk — Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks are a lack of voting rights and the Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.

Unsponsored ADR Risk — The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

16

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON FIXED INCOME FUND: JFINX

INVESTMENT OBJECTIVE

The investment objective of the Fixed Income Fund is a high level of income over the long term consistent with preservation of capital.

PRINCIPAL STRATEGIES

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

17

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON MUNICIPAL INCOME FUND: JMUNX

INVESTMENT OBJECTIVE

The investment objective of the Municipal Income Fund is a high level of federally tax-free income over the long term consistent with preservation of capital.

PRINCIPAL STRATEGIES

The Fund invests primarily in investment grade municipal securities issued by or on behalf of states, territories and possessions of the United States, and other political subdivisions, agencies, authorities and instrumentalities, the income from which is exempt from regular federal income tax. The Adviser primarily invests in Ohio municipal securities that provide income that is exempt from both Ohio and regular federal income tax. The Fund may concentrate its investments in a particular segment of the bond market.

The Adviser typically selects securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade municipal securities (or unrated municipal securities that the Adviser determines are of comparable quality) that provide income that is exempt from federal income tax and the alternative minimum tax.

The Municipal Income Fund may invest in fixed income securities which are unrated if the Adviser determines that they are of comparable quality to securities rated investment grade.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some government agencies) may not be able to make interest and principal payments when due.

Political Risk — Substantial changes in federal income tax laws could cause municipal bond prices to decline. This is because the demand for municipal bonds is strongly influenced by the value of tax-exempt income to investors.

Geographic Risk — Because the Municipal Income Fund concentrates its investments in the State of Ohio, it is particularly sensitive to political and economic factors affecting Ohio, which could affect the creditworthiness and the value of the securities in the Fund’s portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole. Economic problems, including high unemployment, have had and may have varying effects on the different geographic areas of the state and its political subdivisions. In line with national trends, the state has experienced budget issues due to weak revenue results and higher-than-budgeted human service expenditures. Future national, regional or statewide economic difficulties and the resulting impact on state or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations.

Segment Risk — Economic or political factors affecting one bond in a particular segment of the bond market may affect other bonds within the segment in the same manner.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

18

Johnson Mutual Funds	Prospectus Dated May 1, 2019

Non-Principal Strategy of the Equity Income Fund and the Opportunity Fund:

Each of the applicable Funds expects under normal circumstances to invest no more than 15% of its net assets in American Depository Receipts (ADRs). An ADR is a certificate of ownership issued by a U.S. bank as a convenience to investors instead of the underlying foreign security which the bank holds in custody. In general, foreign investments involve higher risks than U.S. investments. Foreign markets tend to be more volatile than those of the U.S. and bring increased exposure to foreign economic, political and other events that can have a negative effect on the value of issuers in a particular foreign country.

GENERAL

From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objectives and strategies of any Fund may be changed by the board of trustees without shareholder approval. However, shareholders will be provided 60 days’ prior notice of any change in a Fund’s investment objective.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

CYBERSECURITY

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate its NAV; impediments to trading; the inability of the Funds, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

19

Johnson Mutual Funds	Prospectus Dated May 1, 2019

MANAGEMENT

INVESTMENT ADVISER

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (‘‘Johnson’’) serves as investment adviser to the Funds. In this capacity, Johnson is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson is a Cincinnati-based company that has grown, since its inception in 1965, to become the largest independent investment advisory firms in the Cincinnati, Ohio area. As of December 31, 2018, Johnson has over $10 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products.

For the fiscal year ended December 31, 2018, the Funds paid the Adviser the following fees as a percentage of their average daily net assets:

Equity Income Fund	1.00%
Opportunity Fund	1.00%
International Fund	1.00%
Fixed Income Fund	0.85%
Municipal Income Fund	0.65%

A discussion regarding the basis for the approval or renewal of the investment advisory contracts of the Funds by the board of trustees is available in the most recent Semi-Annual Report to Shareholders for the period ended June 30, 2018.

PORTFOLIO MANAGERS

The Adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds. The chart below shows the team leader and additional team members for each Fund.

Portfolio Manager	Equity Income Fund	Opportunity Fund	International Fund	Fixed Income Fund	Municipal Income Fund
Bryan Andress		*
Dale Coates, CFA				*	*
Joe Edelstein, CFA		*
Chris Godby, CFA		*
Jason Jackman, CFA				*	*
Bill Jung, CFA	*
Brian Kute, CFA		**	**
Michael Leisring, CFA				**	**
Bret Parrish, CFA	*
Charles Rinehart, CFA	**
David Theobald, CFA				*	*
Brandon Zureick, CFA				*

		** Team		* Team
		Leader		Member

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

The following describes each of the team members:

Mr. Andress is a member of the Opportunity Fund. He is currently a Research Analyst for the Adviser, and has been with the Adviser since 2013.

Mr. Coates is a CFA charter holder and has been a member of the Fixed Income, and Municipal Income Funds teams since the respective inception date for each of these Funds. He is currently Vice President of the Adviser and an Institutional Portfolio Manager, as well as the Vice President of the Johnson Mutual Funds Trust. Mr. Coates has been with the Adviser for over 30 years.

Mr. Edelstein is a CFA charter holder and a member of the Opportunity Fund management team. He is a Research Analyst for the Adviser, and has been with the Adviser since 2017. Prior to joining the Adviser, Mr. Edelstein served as Vice President at Stephens, Inc.

Mr. Godby is a CFA charter holder, and is a member of the Opportunity Fund team. He is a Research Analyst for the Adviser, and has been with the Adviser since 2013. Prior to joining the Adviser, Mr. Godby worked as an Investment Executive at Corporate One Federal Credit Union.

Mr. Jackman is a CFA charter holder who is currently a member of the Johnson Fixed Income Fund and Municipal Income Fund teams. Mr. Jackman is the President and Chief Investment Officer of the Adviser. He has been with the Adviser since 1993.

Mr. Jung is a CFA charter holder who has been a member of the Equity Income Fund team since its inception. He is currently a Research Analyst for the Adviser, and has been with the Adviser since 2000.

Mr. Kute is a CFA charter holder and has been with the Adviser since 1994. He is currently the Director of Research for the Adviser. Mr. Kute became the team leader of the Opportunity Fund in July 2003, and has been the team leader of the International Funds since its inception.

Mr. Leisring is a CFA charter holder and is the team leader of the Johnson Fixed Income Fund and Municipal Income Fund. Mr. Leisring is the Director of Fixed Income Department and has been member of the Portfolio Management teams for the Johnson Fixed Income and Municipal Income since July 2003. He has been with the Adviser since 1999.

Mr. Parrish is a CFA charter holder and is currently a member of the Equity Income Fund management team. He previously was the team leader since its inception through 2017. Mr. Parrish is currently the Chief Investment Officer of Equities, and Managing Director of the Private Client Group for the Adviser. Mr. Parrish joined the Adviser in 2001.

Mr. Rinehart is a CFA charter holder who is currently the team leader of the Equity Income Fund, effective 2018. Mr. Rinehart is currently a Portfolio Manager and has been with the Adviser since 2010.

Mr. Theobald is a CFA charter holder and is a team member of the Fixed Income Fund and Municipal Income Fund. Mr. Theobald is currently a Fixed Income Portfolio Manager for the Adviser and has been with the Adviser since 2013.

Mr. Zureick is a CFA charter holder and has been a team member of the Fixed Income Fund since 2014. He is currently a Fixed Income Portfolio Manager and Portfolio Strategist, and has been with the Adviser since 2011.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ respective ownership in the Funds.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

SHAREHOLDER INFORMATION

PRICING FUND SHARES

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business and there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The NYSE is closed on weekends, most Federal holidays and Good Friday. The NAV per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after Johnson Financial, Inc., the Funds’ Transfer Agent, receives your order. If you need additional information on how to buy, sell or exchange shares in a Fund, please contact the Transfer Agent:

Johnson Financial, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

513-661-3100 or 800-541-0170

Fax: 513-661-3160

Each Fund’s assets are generally valued at their market value, using prices provided by a pricing service. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the Adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

PURCHASE OF FUND SHARES

You may buy shares on any business day. This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for each Fund at the Fund’s net asset value (NAV) next determined after your order is received by the Transfer Agent. Purchase requests submitted by check, wire or exchange received at the Transfer Agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase: The minimum initial investment for each Fund is $2,000. Due to federal limitations, the minimum initial investment for a Coverdell Education Savings Account is $500. You may diversify your investments by choosing a combination of any of the Funds for your investment program.

By Mail — You may purchase shares of any Fund by following these steps:

♦	Complete and sign an application;

♦	Draft a check made payable to: Johnson Mutual Funds;

♦	Identify on the check and on the application the Fund(s) in which you would like to invest;

♦	Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire — You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account, obtain an account number and receive wire instructions.

You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. Wires for purchases not received by 4:00 p.m. Eastern Time the business day following the order’s trade date will be cancelled. There is presently no fee for the receipt of wired Funds, but the Funds may charge a fee in the future.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

Shares may also be purchased and sold by individuals through other financial intermediaries. The Funds have authorized these financial intermediaries to accept orders to buy shares on its behalf. An investor who invests in the Funds through a financial intermediary should contact the financial intermediary for information regarding purchase procedures and requirements. When authorized financial intermediaries receive instructions in good order, the order is considered as being placed with the Fund. Purchase orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; purchase orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Such financial intermediaries may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors that are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus two days (T+2).

Additional Purchases: You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each Fund. Each additional purchase request must contain:

♦	Name of your account(s);

♦	Account number(s);

♦	Name of the Fund(s) in which you wish to invest.

Checks should be made payable to ‘‘Johnson Mutual Funds’’ and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT OPTION

You may arrange to make additional investments ($100 minimum) automatically on a monthly or bi-monthly basis by transferring money from your checking account. You must complete the ‘‘Optional Automatic Investment Plan’’ section of the application and provide the Trust with a voided check from the account you wish to use for the automatic investment. You may terminate this automatic investment program at any time by contacting the Transfer Agent.

Each Fund may limit the amount of purchases and reject any purchase request in whole or in part. If your check or wire does not clear, you will be responsible for any loss incurred. The Fund can sell other shares you own as reimbursement for any loss incurred.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

REDEMPTION OF FUND SHARES

You may sell shares in a Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

♦	Letter of instruction;

♦	Fund name;

♦	Account number(s);

♦	Account name(s);

♦	Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for a withdrawal.

Requests for redemptions received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

The Funds will forward the proceeds of your sale to you (or to your financial Adviser) within 7 days (normally within 2 business days) after receipt of a proper request. The Fund pays redemptions from cash, cash equivalents and then from proceeds from the sale of portfolio investments. These redemption payment methods will be used in normal and stressed market conditions.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

A Fund may require that signatures on redemption requests be guaranteed by a bank or a member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

By Telephone — Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the NYSE is open by calling the Transfer Agent before 4:00 p.m. Eastern Time. A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account. The minimum amount that may be wired is $1,000.

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund and the Transfer Agent to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

By Systematic Withdrawal Program — Shareholder may request that a predetermined amount be sent by check, ACH (Automated Clearing House) or wired to them periodically, each month or calendar quarter. A shareholder’s account must have Fund shares with a value of at least $10,000 in order to start a Systematic Withdrawal Program, and the minimum amount that may be withdrawn each month or quarter under the Systematic Withdrawal Program is $100. This program may be terminated by a shareholder or the Funds at any time without charge or penalty and will become effective five business days following receipt of instructions.

In order to facilitate the delivery of the checks as close as possible to the end of the month, shares will be sold on the 24th day of the month or the last business day prior to the 24th day if the 24th falls on a holiday or weekend. Shares may also be sold on the 5th day of the month or the 15th day of the month at the shareholder’s request. A withdrawal under the Systematic Withdrawal Program involves a sale of shares, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to the shareholder’s account, the account ultimately may be depleted.

Additional Information — Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the waiting period.

Any shareholders that invest in the Fund through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Fund has authorized such financial intermediaries to accept orders to redeem shares on its behalf. A shareholder that invests in the Fund through a financial intermediary should contact the financial intermediary for information regarding redemption procedures and requirements. When authorized financial intermediaries receive a redemption order in good form, the order is considered as being placed with the Fund. Redemption orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; redemption orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus three days (T+3).

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days’ written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

EXCHANGING FUND SHARES

As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other Fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund into which you are making the exchange. You may make an exchange by telephone or by written request.

By Telephone — Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See ‘‘How to Sell Shares.’’ An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days’ prior notice to the shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fixed Income and Municipal Income Funds intend to distribute substantially all of their net investment income as dividends to shareholders on a quarterly basis. The Equity Income, Opportunity, and International Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis at year end. Each Fund intends to distribute its capital gains once a year, at year end.

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Although income in the Municipal Income Fund is federally tax exempt, it is possible that a portion of the income may be taxable.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check will be mailed within 7 business days (normally within 3 business days) after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 591⁄2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Redemptions are monitored by the Funds’ Transfer Agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

The IRS treats interest on certain ‘‘private activity’’ bonds as a tax preference item. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons and other public facilities, private activity bonds provide benefits to private parties. The Municipal Income Fund may purchase all types of municipal bonds, including private activity bonds. If it does so, a portion of its dividends may be treated as a tax preference item. In addition, although the Municipal Income Fund invests primarily in tax-exempt securities, a portion of its assets may generate income that is not exempt from federal or state income tax, and any capital gains distributed by the Fund may be taxable.

You are not required to pay federal regular income tax on any dividends received from a Fund that represent net interest on tax-exempt municipal bonds. However, dividends representing net interest earned on some municipal bonds may be included in calculating the federal Alternative Minimum Tax. Income that is exempt from federal tax may be subject to state and local income tax.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You should consult with your tax adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, a Fund will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. A Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd., whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request and without charge.

	NET ASSET	NET	NET		DISTRIBUTIONS		DISTRIBUTIONS
	VALUE,	INVESTMENT	CAPITAL		FROM NET	DISTRIBUTIONS	FROM
	BEGINNING	INCOME	GAINS	TOTAL	INVESTMENT	FROM RETURN	REALIZED	TOTAL
	OF PERIOD	(LOSS)	(LOSS)	OPERATIONS	INCOME	OF CAPITAL	CAPITAL GAINS	DISTRIBUTIONS
	$	$	$	$	$	$	$	$
EQUITY INCOME FUND
2018	25.12	0.28	(0.97)	(0.69)	(0.28)	—	(1.67)	(1.95)
2017	21.67	0.26	5.15	5.41	(0.26)	—	(1.70)	(1.96)
2016	19.92	0.29	2.13	2.42	(0.29)	—	(0.38)	(0.67)
2015	22.93	0.38	(1.87)	(1.49)	(0.38)	—	(1.14)	(1.52)
2014	23.11	0.30	1.51	1.81	(0.30)	—	(1.69)	(1.99)

OPPORTUNITY FUND
2018	42.89	0.31	(6.40)	(6.09)	(0.30)	—	(2.03)	(2.33)
2017	40.54	0.14	6.74	6.88	(0.14)	—	(4.39)	(4.53)
2016	35.08	0.20	6.09	6.29	(0.20)	(0.05)	(0.58)	(0.83)
2015	39.35	0.18	(1.08)	(0.90)	(0.20)	—	(3.17)	(3.37)
2014	42.14	0.08	1.80	1.88	(0.11)	—	(4.56)	(4.67)

					RATIO OF NET
				RATIO OF	INVESTMENT
	NET ASSET		NET ASSETS,	EXPENSES TO	INCOME (LOSS)	PORTFOLIO
	VALUE, END	TOTAL	END OF PERIOD	AVERAGE NET	TO AVERAGE	TURNOVER
	OF PERIOD	RETURN[1]	(MILLIONS)	ASSETS	NET ASSETS	RATE
	$	%	$	%	%	%
EQUITY INCOME FUND
2018	22.48	(2.68)	273.66	1.00	1.23	30.17
2017	25.12	25.03	198.28	1.00	1.13	34.76
2016	21.67	12.16	150.02	1.00	1.39	42.36
2015	19.92	(6.56)	132.19	1.00	1.62	39.41
2014	22.93	7.73	150.13	1.00	1.28	27.89

OPPORTUNITY FUND
2018	34.47	(14.16)	62.18	1.00	0.69	61.22
2017	42.89	16.91	58.61	1.00	0.35	41.50
2016	40.54	17.90	41.52	1.00	0.50	34.62
2015	35.08	(2.39)	37.77	1.00	0.40	35.17
2014	39.35	4.37	44.88	1.00	0.19	38.37

1	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

	NET ASSET	NET	NET		DISTRIBUTIONS		DISTRIBUTIONS
	VALUE,	INVESTMENT	CAPITAL		FROM NET	DISTRIBUTIONS	FROM
	BEGINNING	INCOME	GAINS	TOTAL	INVESTMENT	FROM RETURN	REALIZED	TOTAL
	OF PERIOD	(LOSS)	(LOSS)	OPERATIONS	INCOME	OF CAPITAL	CAPITAL GAINS	DISTRIBUTIONS
	$	$	$	$	$	$	$	$
INTERNATIONAL FUND
2018	26.37	0.55	(3.17)	(2.62)	(0.58)	—	—	(0.58)
2017	22.20	0.37	4.18	4.55	(0.38)	—	—	(0.38)
2016	22.01	0.43	0.23	0.66	(0.45)		(0.02)	(0.47)
2015	24.23	0.57	(2.11)	(1.54)	(0.68)	—	—	(0.68)
2014	25.07	0.54	(0.83)	(0.29)	(0.55)	—	—	(0.55)

FIXED INCOME FUND
2018	16.84	0.34	(0.44)	(0.10)	(0.35)	—	—	(0.35)
2017	16.67	0.31	0.22	0.53	(0.33)	—	(0.03)	(0.36)
2016	16.61	0.30	0.21	0.51	(0.32)	(0.00)[2]	(0.13)	(0.45)
2015	17.03	0.32	(0.27)	0.05	(0.35)	—	(0.12)	(0.47)
2014	16.47	0.35	0.71	1.06	(0.39)	—	(0.11)	(0.50)

MUNICIPAL INCOME FUND
2018	17.29	0.32	(0.16)	0.16	(0.32)	—	(0.01)	(0.33)
2017	17.06	0.31	0.24	0.55	(0.31)	—	(0.01)	(0.32)
2016	17.36	0.31	(0.30)	0.01	(0.31)	(0.00)[2]	—	(0.31)
2015	17.32	0.34	0.06	0.40	(0.34)	(0.00)[2]	(0.02)	(0.36)
2014	16.83	0.37	0.53	0.90	(0.38)	—	(0.03)	(0.41)

					RATIO OF NET
			NET ASSETS,	RATIO OF	INVESTMENT
	NET ASSET		END OF	EXPENSES TO	INCOME (LOSS) TO
	VALUE, END	TOTAL	PERIOD	AVERAGE NET	AVERAGE	PORTFOLIO
	OF PERIOD	RETURN[1]	(MILLIONS)	ASSETS[2]	NET ASSETS[2]	TURNOVER RATE
	$	%	$	%	%	%
INTERNATIONAL FUND
2018	23.17	(9.93)	17.95	1.00	2.21	6.87
2017	26.37	20.50	17.68	1.00	1.53	2.48
2016	22.20	(3.00)	14.18	1.00	1.95	7.71
2015	22.01	(6.38)	13.09	1.00	1.85	20.49
2014	24.23	(1.16)	18.23	1.00	2.20	10.25

FIXED INCOME FUND
2018	16.39	(0.56)	623.44	0.85	2.17	23.40
2017	16.84	3.22	417.66	0.85	1.88	34.97
2016	16.67	3.08	303.11	0.85	1.83	40.80
2015	16.61	0.32	244.24	0.85	1.90	37.09
2014	17.03	6.48	226.14	0.85	2.08	27.79

MUNICIPAL INCOME FUND
2018	17.12	0.90	178.97	0.65	1.94	10.45
2017	17.29	3.25	123.92	0.65	1.85	12.49
2016	17.06	0.05	87.75	0.65	1.85	10.05
2015	17.36	2.34	66.51	0.65	1.98	13.31
2014	17.32	5.41	58.98	0.65	2.19	18.24

1	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
2	Return of Capital is less than $0.005 per share.

28

Johnson Mutual Funds	Prospectus Dated May 1, 2019

PRIVACY POLICY

The relationship between Johnson Investment Counsel, Inc., our affiliates (Johnson Trust Company, Johnson Financial, Inc. and Johnson Mutual Funds) and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your nonpublic personal information to third parties unless it is permitted or required by law, at your direction, or is necessary to provide you with our services. We have not and will not sell your personal information to anyone.

PERSONAL INFORMATION

Johnson Investment Counsel and our affiliates collect and maintain your nonpublic personal information so that we can better provide investment management and trust services to you. The types and categories of information that we collect and maintain about you include:

♦	Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number, date of birth, social security number, and financial information.

♦	Information about your transactions that we need to service your account, such as trade confirmations, account statements and other financial information.

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to third parties (e.g., brokers, custodians, regulators, and tax return preparers). In addition we also outsource certain functions to various nonaffiliated third-party vendors. To allow these vendors to perform their contracted services, the firm may disclose certain nonpublic personal information about its clients to these vendors. While our contractual arrangements with third-party vendors prohibits third-party vendors from disclosing or using client information other than for the purposes of performing services for the firm, third-party vendors could experience information security breaches or other incidents that could expose client information. The occurrence of such an incident at a third-party vendor is outside of the firm’s control.

FIRM-WIDE PRACTICES

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

♦	Adopting procedures that put in place physical, electronic, and other safeguards to keep your personal information safe.

♦	Limiting access to personal information to those employees and service providers who need to know that information to perform their job duties or to provide products or services to you.

♦	Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential.

♦	Protecting information of our former clients to the same extent as our current clients.

At Johnson Investment Counsel, we value your privacy.

29

Johnson Mutual Funds	Prospectus Dated May 1, 2019

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

TRANSFER AGENT

Johnson Financial, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

CUSTODIAN

US Bank

425 Walnut Street

Cincinnati, Ohio 45202

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202-4089

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our website at www.johnsonmutualfunds.com to request free copies of the SAI and the Funds’ annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http:// www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-07254

Prospectus	May 1, 2019

Prospectus dated May 1, 2019

♦	Johnson Institutional Short Duration Bond Fund

Class I: JIBDX	Class F: JIMDX

♦	Johnson Institutional Intermediate Bond Fund

Class I: JIBEX	Class F: JIMEX

♦	Johnson Institutional Core Bond Fund

Class I: JIBFX	Class F: JIMFX

♦	Johnson Enhanced Return Fund

JENHX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available at www.johnsonmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-541-0170 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-541-0170. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Johnson Mutual Funds Trust

3777 West Fork Road

Cincinnati, OH 45247

www.johnsonmutualfunds.com

(513) 661-3100

(800) 541-0170

FAX (513) 661-4901

Like all mutual fund shares and prospectuses, the Securities and Exchange Commission has not approved or disapproved these shares or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus	May 1, 2019

Johnson Mutual Funds	Prospectus Dated May 1, 2019

The use of the term “Funds” throughout this prospectus refers to all series of the Johnson Mutual Funds Trust referenced above.

Johnson Institutional Short Duration Bond Fund	May 1, 2019

TICKER

CLASS I: JIBDX CLASS F: JIMDX

FUND SUMMARY

INVESTMENT OBJECTIVE

A high level of income over the long term consistent with preservation of capital.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.30%	0.55%
Fee Waiver[1]	(0.05)%	(0.15)%
Total Annual Fund Operating
Expenses after Fee Waiver	0.25%	0.40%

1	Effective May 1, 2019, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Short Duration Bond Fund, at least through April 30, 2020, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2020. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2020 for the Class F Shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1 Year	3 Years	5 Years	10 Years
Johnson Institutional Short Duration Bond Fund Class I	$26	$ 91	$ 164	$376
Johnson Institutional Short Duration Bond Fund Class F	$ 41	$161	$292	$675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘‘turns over’’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.88% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will normally maintain a dollar weighted average duration between 1 and 3 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

1

Johnson Institutional Short Duration Bond Fund	May 1, 2019

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 2.08% in the second quarter of 2009, and the lowest return was -1.16% in the second quarter of 2013.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Class I
Return Before Taxes	1.16%	1.30%	2.06%
Return After Taxes on Distributions	0.24%	0.61%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	0.68%	0.68%	1.26%
Merrill Lynch 1-3 Year Government Corporate Index (reflects no deduction for fees, expenses or taxes)	1.63%	1.04%	1.56%

The Merrill Lynch 1 − 3 Year Government Corporate Index is the primary benchmark.

2

Johnson Institutional Short Duration Bond Fund	May 1, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the Fund management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is $1,000,000 and for the Class F Shares is $500,000. The

minimum for additional purchases is $100. The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Johnson Institutional Intermediate Bond Fund	May 1, 2019

TICKER

CLASS I: JIBEX CLASS F: JIMEX

FUND SUMMARY

INVESTMENT OBJECTIVE

A high level of income over the long term consistent with preservation of capital.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.30%	0.55%
Fee Waiver[1]	(0.05)%	(0.15)%
Total Annual Fund Operating
Expenses after Waiver	0.25%	0.40%

1	Effective May 1, 2019, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Intermediate Bond Fund, at least through April 30, 2020, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2020. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2020 for the Class F Shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Johnson Institutional Intermediate Bond Fund: Class I	$26	$ 91	$ 164	$376
Johnson Institutional Intermediate Bond Fund: Class F	$ 41	$161	$292	$675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.66% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund normally will maintain a dollar weighted average duration between 3 and 5 years. To the extent consistent with the Fund’s objective, the Adviser will try to avoid realization of capital gains for tax purposes. The Fund will normally invest at least 80% of its assets in bonds.

4

Johnson Institutional Intermediate Bond Fund	May 1, 2019

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in “pools” of mortgages. Mortgage-backed securities are subject to “prepayment risk” and “extension risk.” Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 3.64% in the third quarter of 2009, and the lowest return was -2.27 in the second quarter of 2013.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Class I
Return Before Taxes	0.42%	2.39%	3.40%
Return After Taxes on Distributions	(0.70)%	1.31%	2.09%
Return After Taxes on Distributions and Sale of Fund Shares	0.24%	1.36%	2.15%
Barclay’s Capital Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)	0.88%	1.86%	2.90%

The Barclays Capital U.S. Intermediate U.S. Government/ Credit Index is the primary benchmark.

5

Johnson Institutional Intermediate Bond Fund	May 1, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the Fund management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is

$1,000,000, and for the Class F Shares is $500,000. The

minimum for additional purchases is $100. The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Johnson Institutional Core Bond Fund	May 1, 2019

TICKER

CLASS I: JIBFX CLASS F: JIMFX

FUND SUMMARY

INVESTMENT OBJECTIVE

A high level of income over the long term consistent with preservation of capital.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class I	Class F
Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1)
Fees	0.00%	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating
Expenses	0.30%	0.55%
Fee Waiver[1]	(0.05)%	(0.15)%
Total Annual Fund Operating
Expenses after Waiver	0.25%	0.40%

1	Effective May 1, 2019, the Adviser has contractually agreed to waive a portion (0.05%) of its management fees for the Johnson Institutional Core Bond Fund, at least through April 30, 2020, so that the Management Fee is 0.25% for the period. The Adviser may not unilaterally change the contract until May 1, 2020. Additionally, a portion (0.10%) of the 12b-1 fee is also being waived through April 30, 2020 for the Class F Shares.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Johnson Institutional Core Bond Fund: Class I	$26	$ 91	$ 164	$376
Johnson Institutional Core Bond Fund: Class F	$ 41	$161	$292	$675

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39.62% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least

80% of its assets in bonds.

7

Johnson Institutional Core Bond Fund	May 1, 2019

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

AVERAGE ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class I returns from year to year for the last 10 years. Although Class F shares would have similar annual returns to Class I shares, the returns for Class F shares would be different from Class I shares because they have different expenses. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 4.30 in the second quarter of 2010, and the lowest return was -2.77 in the fourth quarter of 2016.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Class I
Return Before Taxes	0.13%	3.07%	4.12%
Return After Taxes on Distributions	(1.01)%	1.83%	2.63%
Return After Taxes on Distributions and Sale of Fund Shares	0.07%	1.82%	2.67%
Barclays Capital Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

The Barclays Capital Aggregate Index is the primary benchmark.

8

Johnson Institutional Core Bond Fund	May 1, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the Fund management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Class I Shares is

$1,000,000, and for the Class F Shares is $500,000. The

minimum for additional purchases is $100. The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related series. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

9

Johnson Enhanced Return Fund	May 1, 2019

TICKER: JENHX

FUND SUMMARY

INVESTMENT OBJECTIVE

Outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that are deducted from fund assets)
Management Fees	0.35%
Other Expenses	0.00%
Acquired Fund Fees and Expenses[1]	0.01%
Total Annual Fund Operating Expenses	0.36%

1	“Acquired Fund Fees and Expenses” are comprised solely of fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more Acquired Funds. Numbers are rounded. Acquired Fund Fees and Expenses are the indirect costs of investing in other funds. The Total Annual Fund Operating Expenses and Net Expenses will not correlate to the expense ratios in the Fund’s financial statements or the Financial Highlights in the prospectus because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other funds.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, 5% annual total return, constant operating expenses (except for fee waivers in the first year), and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your cost will be:

	1	3	5	10
	Year	Years	Years	Years
Enhanced Return Fund	$37	$116	$202	$456

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73.00% of the average value of its portfolio.

PRIMARY INVESTMENT STRATEGIES

The Fund will usually invest:

♦	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and

♦	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as “leverage.” The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The Fund will normally invest at least 95% of its assets in short-term investment grade fixed income securities with an average weighted duration between 1 and 3 years.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

PRINCIPAL RISKS

As with any mutual fund investment, the Fund’s returns may vary and you could lose money.

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative’s original cost.

10

Johnson Enhanced Return Fund	May 1, 2019

Leveraging Risk — Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — Due to derivative contract size limitations, the Fund’s assets may be slightly under-invested or slightly over-invested compared to the underlying index, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund’s returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Although the Fund’s bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

ANNUAL TOTAL RETURNS

The chart and table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns from year to year since the Fund’s inception. The table shows how the Fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Update performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

During the period shown, the highest return for a calendar quarter was 17.80% in the second quarter of 2009, and the lowest return was -13.70 in the fourth quarter of 2018.

For the Periods ended		5	10
December 31, 2018	1 Year	Years	Years
Return Before Taxes	(6.06)%	8.34%	14.09%
Return After Taxes on Distributions	(8.30)%	4.72%	11.05%
Return After Taxes on Distributions and Sale of Fund Shares	(3.10)%	5.40%	10.63%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%

The S&P 500 Index is the established benchmark.

11

Johnson Enhanced Return Fund	May 1, 2019

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

PORTFOLIO MANAGERS

The Fund is managed by a team of portfolio managers. Michael Leisring, CFA, has been a member of the Fund management team since 2003 and the team leader since 2013. Jason Jackman, CFA, and Dale Coates, CFA, have been members of the Fund management team since its inception. Brandon Zureick, CFA, has been a member of the management team since 2014. David Theobald, CFA, has been a member of the management team since 2016.

PURCHASE OR SALE OF FUND SHARES

Shares may be purchased or redeemed at the Fund’s net asset value (NAV) next determined after receipt of your order, by check, wire, electronic bank transfer or exchange. The minimum initial investment for the Fund is $1,000,000. The minimum for additional purchases is $100. The Adviser may, in its sole discretion, waive these minimums for existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may buy or sell shares on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including holidays. Purchases and redemptions can be made through the Fund’s Transfer Agent, Johnson Financial, Inc., 3777 West Fork Road, Cincinnati, OH 45247. You may contact the Transfer Agent at 800-541-0170 for information about how to purchase or redeem Fund shares by wire, electronic bank transfer or exchange.

TAX INFORMATION

Dividends and capital gain distributions you receive are subject to federal income taxes and may also be subject to state and local taxes.

12

Johnson Mutual Funds	Prospectus Dated May 1, 2019

FUND DETAILS

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND: JIBDX, JIMDX

INVESTMENT OBJECTIVE

The investment objective of the Johnson Institutional Short Duration Bond Fund is a high level of income over the long term consistent with preservation of capital.

PRINCIPAL STRATEGIES

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 1 to 3 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, collateralized mortgage obligations, and short term obligations. The Fund will normally maintain a dollar weighted average duration between 1 and 3 years. The Fund will normally invest at least 80% of its assets in bonds.

PRINCIPAL RISKS

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

13

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND: JIBEX, JIMEX

INVESTMENT OBJECTIVE

The investment objective of the Johnson Institutional Intermediate Bond Fund is a high level of income over the long term consistent with preservation of capital.

PRINCIPAL STRATEGIES

The Fund’s strategy is to provide a diversified portfolio of investment grade bonds with aggregate risk, return and income characteristics similar to 3 to 5 year bonds. The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, mortgage-backed securities, and collateralized mortgage obligations. The Fund will normally maintain a dollar weighted average duration between 3 and 5 years. The Fund will normally invest at least 80% of its assets in bonds.

PRINCIPAL RISKS

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

14

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON INSTITUTIONAL CORE BOND FUND: JIBFX, JIMFX

INVESTMENT OBJECTIVE

The investment objective of the Johnson Institutional Core Bond Fund is a high level of income over the long term consistent with preservation of capital.

PRINCIPAL STRATEGIES

The Fund invests primarily in a broad range of investment grade fixed income securities, including bonds, notes, domestic and foreign corporate and government securities (including securities issued by government agencies), mortgage-backed securities, collateralized mortgage obligations, municipal securities, and short term obligations. The Adviser typically selects fixed income securities with maturities between three and fifteen years, based on the available yield at various maturity levels. The Fund will normally invest at least 95% of its assets in investment grade fixed income securities. The Fund will normally invest at least 80% of its assets in bonds.

PRINCIPAL RISKS

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Generally, a portfolio of bonds with a longer effective maturity will fluctuate more than a portfolio of bonds with a shorter effective maturity.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

15

Johnson Mutual Funds	Prospectus Dated May 1, 2019

JOHNSON ENHANCED RETURN FUND: JENHX

INVESTMENT OBJECTIVE

The investment objective of the Enhanced Return Fund is to outperform the Fund’s benchmark, the S&P 500 Index, over a full market cycle.

PRINCIPAL STRATEGIES

The Fund will usually invest:

♦	a portion of its assets in stock index futures contracts that the Fund’s Adviser believes will produce the returns of the large capitalization U.S. equity market, and

♦	the balance of its assets in primarily short-term investment grade fixed income securities, which the Adviser believes will produce income and enhance the Fund’s returns.

Investing in stock index futures contracts requires an investment of only a small portion of the Fund’s assets in order to produce a return on the Fund’s total assets that approximates the return of an underlying stock index. This effect is referred to as ‘‘leverage.’’ The Fund attempts to track an underlying stock index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The stock index futures are used only for replication of returns, not speculation. The Fund also may invest in options on stock index futures. The Fund will normally invest at least 95% of its assets in short-term investment grade fixed income securities with an average weighted duration between 1 and 3 years.

The Fund will generally close out of positions in stock index futures only as necessary to maintain a return on the Fund’s total assets that approximates the return of the underlying stock index, and will sell its fixed income securities if the security reaches the Adviser’s valuation target or if the Adviser believes the issuer’s fundamentals have changed.

PRINCIPAL RISKS

Company Risk — The Fund value might decrease in response to the activities and financial prospects of an individual company.

Market Risk — The Fund value might decrease in response to general market and economic conditions.

Volatility Risk — Common stocks (and indexes of common stocks) tend to be more volatile than other investment choices.

Derivatives Risk — Derivatives are financial contracts, such as futures contracts, whose value depends on, or is derived from, the value of an underlying asset. The Fund uses derivatives as a substitute for taking a position in the underlying assets. The Fund’s use of derivatives involves risks different from the risks associated with investing directly in securities or traditional investments. Derivatives involve the risk that changes in the value of the derivative may not correlate perfectly with the underlying index. Losses from derivatives may be greater than the derivative’s original cost.

Leveraging Risk — The use of derivatives may give rise to leveraging risk. Funds that are leveraged can be more volatile than funds that are not leveraged. Leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio. When the Fund is leveraged, it can lose more than the principal amount invested.

Correlation Risk — The Fund will seek to invest in futures contracts to perfectly capture the return of the underlying index. However, due to derivative contract size limitations, the Fund’s assets may be slightly under-invested or slightly over-invested, which could cause the Fund to be slightly less or more volatile than the underlying index, and the Fund’s returns from the futures contracts may not mirror the underlying index.

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A potential rise in interest rates may result in periods of volatility and increased redemptions.

Credit Risk — The issuer of the fixed income security (including some Government Agencies) may not be able to make interest and principal payments when due. While some domestic government securities held by the Fund are backed by the full faith and credit of the U.S. Government, others (such as FNMA, FHLMC, FGLMC, SMA, SBA and TVA securities) are supported only by the credit of the government agency issuing the security. The Fund may not be able to make a claim against the U.S. Government if the agency issuing the security does not meet its obligation.

Prepayment Risk — The value of the mortgage securities held by the Fund may go down as a result of changes in prepayment rates on the underlying mortgages.

16

Johnson Mutual Funds	Prospectus Dated May 1, 2019

Specific Maturity Risk — The specific maturities in which the Fund invests may fall in value more than other maturities. Although the Fund’s bonds are primarily short term, the bonds with longer maturities will fluctuate more than bonds with shorter maturities.

Management Risk — The Adviser’s judgments about the attractiveness, value and potential appreciation of particular securities in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Mortgage-Backed Securities Risks — Mortgage-backed securities represent interests in ‘‘pools’’ of mortgages. Mortgage-backed securities are subject to ‘‘prepayment risk’’ and ‘‘extension risk.’’ Prepayment risk is the risk that, when interest rates fall, certain types of obligations will be paid off by the obligor more quickly than originally anticipated and the Fund may have to invest the proceeds in securities with lower yields. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated causing the value of these securities to fall. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. These securities also are subject to risk of default on the underlying mortgage, particularly during periods of economic downturn.

Foreign Securities Risk — Foreign securities may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

GENERAL

From time to time, any Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, any Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or repurchase agreements. If a Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Funds may not achieve their investment objectives. Each Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

The investment objectives and strategies of any Fund may be changed by the board of trustees without shareholder approval. However, shareholders will be provided 60 days’ prior notice of any change in a Fund’s investment objective.

PORTFOLIO DISCLOSURE

A description of the Funds’ policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the Funds’ Statement of Additional Information.

CYBERSECURITY

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate its NAV; impediments to trading; the inability of the Funds, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

MANAGEMENT

INVESTMENT ADVISER

Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247 (‘‘Johnson’’) serves as investment Adviser to the Funds. In this capacity, Johnson is responsible for the selection and ongoing monitoring of the securities in each Fund’s investment portfolio and managing the Funds’ business affairs. Johnson is a Cincinnati-based company that has grown, since its inception in 1965, to become one of the largest independent investment advisory firms in the Cincinnati, Ohio area. As of December 31, 2018, Johnson has over $10.0 billion of assets under management with services extending to a wide range of clients, including businesses, individuals, foundations, institutions and endowments. Johnson solely provides investment management, through individually managed portfolios, and has no commission-based affiliations from the sale of products.

For the fiscal year ended December 31, 2018, the Funds paid the Adviser the following fees as a percentage of their average daily net assets (after fee waiver):

		Net
	Contractual	Advisory
	Advisory	Fee
	Fee	Received	Expense Limitation
Johnson Institutional Short Duration Bond Fund	0.30%	0.25%	Class I: 0.30%
			Class F: 0.25%
Johnson Institutional Intermediate Bond Fund	0.30%	0.25%	Class I: 0.30%
			Class F: 0.25%
Johnson Institutional Core Bond Fund	0.30%	0.25%	Class I: 0.30%
			Class F: 0.25%
Johnson Enhanced Return Fund	0.35%	0.35%	0.35%

The Funds may directly enter into agreements with financial intermediaries (which may include banks, brokers, securities dealers and other industry professionals) pursuant to which a Fund will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of ‘‘street name’’ or omnibus accounts and related sub-accounting, record-keeping and administrative services provided to such accounts. The Short Duration, Intermediate or Core Bond Funds, through its Rule 12b-1 distribution plan, or each Fund’s respective Advisor or Sub-Advisor (not the Fund) may also pay certain financial intermediaries a fee for providing distribution related services for each respective Fund’s shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. Please refer to the section of the Statement of Additional Information entitled ‘‘Additional Compensation to Financial Intermediaries’’ for more information.

A discussion regarding the basis for the approval or renewal of the investment advisory contracts of the Funds by the board of trustees is available in the most recent Semi-Annual Report to Shareholders for the period ended June 30, 2018.

PORTFOLIO MANAGERS

The Adviser manages each of the Johnson Mutual Fund portfolios with a team of individuals who are responsible for the investment policy, portfolio management and research for the Funds. The chart below shows the team leader and additional team members for each Fund.

Portfolio Manager	Johnson Institutional Short Duration Bond Fund	Johnson Institutional Intermediate Bond Fund	Johnson Institutional Core Bond Fund	Johnson Enhanced Return Fund
Michael Leisring, CFA	**	**	**	**
Dale Coates, CFA	*	*	*	*
Jason Jackman, CFA	*	*	*	*
David Theobald, CFA	*	*	*	*
Brandon Zureick, CFA	*	*	*	*
		** Team Leader	* Team Member

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

The following describes each of the team members:

Mr. Leisring is a CFA charter holder and is the team leader of these Fund teams. Mr. Leisring is the Director of Fixed Income and has been a member of these teams since July 2003. He has been with the Adviser since 1999.

Mr. Coates is a CFA charter holder and has been with a member of these Fund teams since the respective inception date for each of these Funds. He is currently Vice President and has been with the Adviser in a portfolio management role for over 30 years.

Mr. Jackman is a CFA charter holder who has been a member of these Fund teams since the respective inception date for each of these Funds. Mr. Jackman is currently President and Chief Investment Officer of the Adviser. He has been with the Adviser since

1993.

Mr. Theobald is a CFA charter holder and is a team member for the Funds. Mr. Theobald is currently a Fixed Income Portfolio Manager for the Adviser and has been with the Adviser since 2013. Prior to joining the Advisor, Mr. Theobald worked as a senior marketing coordinator at Fort Washington Investment Advisors.

Mr. Zureick is a CFA charter holder and has been a member of the Fund teams since 2014. He is currently a Fixed Income Portfolio Manager and a Portfolio Strategist, and has been with the Adviser since 2011.

The Funds’ SAI provides additional information about the portfolio managers’ compensation structure, other accounts managed by the portfolio managers and the portfolio managers’ respective ownership in the Funds.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

SHAREHOLDER INFORMATION

PRICING FUND SHARES

The value of an individual share in a Fund, the net asset value (NAV), is calculated by dividing the total value of the Fund’s investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding, rounded to the nearest cent. NAV per share is determined as of 4:00 p.m. Eastern Time on each day that the exchange is open for business and there exists shareholder orders for the Fund and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the NAV. The NYSE is closed on weekends, most Federal holidays and Good Friday. The NAV per share of each Fund will fluctuate.

Requests to purchase, exchange and redeem shares are processed at the NAV calculated after Johnson Financial, Inc., the Funds’ Transfer Agent, receives your order. If you need additional information on how to buy, sell or exchange shares in a Fund, please contact the Transfer Agent:

Johnson Financial, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

513-661-3100 or 800-541-0170

Fax: 513-661-4901

Each Fund’s assets are generally valued at their market value, using prices provided by a pricing service. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading that materially affects fair value, the Adviser may value a Fund’s assets at their fair value according to policies approved by the Fund’s Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Fair value pricing may also be necessary if a Fund owns a thinly traded stock and the Fund is unable to obtain a current market price due to a lack of current trades. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders.

PURCHASE OF FUND SHARES

You may buy shares on any business day. This includes any day that a Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

You may buy shares for each Fund at the Fund’s net asset value (NAV) next determined after your order is received by the Transfer Agent. Purchase requests submitted by check, wire or exchange received at the Transfer Agent before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) receive the NAV determined as of the close of trading on the current day, and purchase requests received after that time receive the NAV determined as of the close of trading on the next business day following the date of receipt.

Initial Purchase: The minimum initial investment for Johnson Institutional Short Duration Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Core Bond Fund, and Johnson Enhanced Return Fund is $1,000,000 for Class I shares and $500,000 for Class F shares. The Adviser, at its sole discretion, may waive the minimum investment requirements for the existing clients of the Adviser and other related parties, as well as in certain other circumstances. You may diversify your investments by choosing a combination of any of the Funds for your investment program.

By Mail — You may purchase shares of any Fund by following these steps:

♦	Complete and sign an application;

♦	Draft a check made payable to: Johnson Mutual Funds;

♦	Identify on the check and on the application the Fund(s) in which you would like to invest;

♦	Mail the application, check and any letter of instruction to the Transfer Agent.

By Wire — You may purchase shares of any Fund by wiring Federal Funds from your bank, which may charge you a fee for doing so. If money is to be wired for a newly established account, you must call the Transfer Agent first to open an account, obtain an account number, and receive wire instructions.

You must mail a completed application to Johnson Mutual Funds after opening an account by wire transfer. Wire orders will be accepted only on a day on which the Funds and the custodian bank are open for business. Any delays that may occur in wiring

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

money, including delays that may occur in processing by the banks, are not the responsibility of the Funds or the custodian bank. Wires for purchases not received by 4:00 p.m. Eastern Time the business day following the order’s trade date will be cancelled. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

Shares may also be purchased and sold by individuals through other financial intermediaries. The Funds have authorized these financial intermediaries to accept orders to buy shares on its behalf. An investor who invests in the Funds through a financial intermediary should contact the financial intermediary for information regarding purchase procedures and requirements. When authorized financial intermediaries receive instructions in good order, the order is considered as being placed with the Fund. Purchase orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; purchase orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Such financial intermediaries may charge a service fee or commission for such transactions. No such fee or commission is charged on shares that are purchased or redeemed directly from the Funds. Investors that are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus two days (T+2).

The Short Duration, Intermediate and Core Bond Funds offer Class I and Class F shares. Each Class of shares has a different distribution arrangement and expenses to provide for different investment needs. This allows you to choose the class of shares most suitable for you depending on the amount and length of investment and other relevant factors. Sales personnel may receive different compensation for selling each class of shares. Each class of shares represents an interest in the same portfolio of investments in a Fund. Not all share classes may be available in all states.

Class I Shares: Sales of Class I shares are not subject to a 12b-1 fee. Availability of Class I shares is subject to agreement between the Adviser and financial intermediary.

Class F Shares: You can buy Class F shares at NAV. Class F shares are subject to an annual 12b-1 fee of up to 0.25%. Because Class F shares pay this additional fee, Class F shares have higher ongoing expenses than Class I shares.

Additional Purchases: You may buy additional shares of a Fund at any time (minimum of $100) by mail or by bank wire if you meet the initial investment requirement for each Fund. Each additional purchase request must contain:

♦	Name of your account(s);

♦	Account number(s);

♦	Name of the Fund(s) in which you wish to invest.

Checks should be made payable to ‘‘Johnson Mutual Funds’’ and should be sent to the Johnson Mutual Funds at the address indicated throughout this prospectus. A bank wire should be sent as outlined above.

CUSTOMER IDENTIFICATION PROGRAM

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information, and may take additional steps to verify your identity. We may not be able to open your account or complete a transaction for you until we are able to verify your identity.

REDEMPTION OF FUND SHARES

You may sell shares in a Fund by mail or telephone, without a charge. The proceeds of the sale may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your sale. Your request for a sale should be addressed to the Johnson Mutual Funds and must include:

♦	Letter of instruction;

♦	Fund name;

♦	Account number(s);

♦	Account name(s);

♦	Dollar amount or the number of shares you wish to sell.

All registered share owner(s) must sign this request in the exact name(s) and any special capacity in which they are registered. For joint accounts with right of survivorship, only one signature is required for a withdrawal.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

Requests for redemptions received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

The Funds will forward the proceeds of your sale to you (or to your financial adviser) within 7 days (normally within 2 business days) after receipt of a proper request. The Fund pays redemptions from cash, cash equivalents and then from proceeds from the sale of portfolio investments. These redemption payment methods will be used in normal and stressed market conditions.

A Fund may require that signatures on redemption requests be guaranteed by a bank or a member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of a Fund, a shareholder may be required to furnish additional legal documents to insure proper authorization. If you are not certain of the requirements for a sale, please call the Transfer Agent at the number indicated throughout this prospectus.

By Telephone — Telephone redemption privileges are automatically available to all shareholders. Shareholders may sell shares on any business day the NYSE is open by calling the Transfer Agent before 4:00 p.m. Eastern Time. A Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures will include requiring a form of personal identification from the caller. Sale proceeds will be mailed or wired at the shareholder’s direction to the designated account. The minimum amount that may be wired is $1,000.

By using the telephone redemption and exchange privileges, a shareholder authorizes a Fund and the Transfer Agent to act upon the instruction of any person by telephone they believe to be the shareholder. By telephone, this shareholder may sell shares from the account and transfer the proceeds to the address of record or the bank account designated or may exchange into another Fund. The Funds and the Transfer Agent are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. The Funds may change, modify or terminate the telephone redemption or exchange privilege at any time.

Additional Information — Sale requests specifying a certain date or share price cannot be accepted and will be returned. If you invest by wire, you may sell your shares on the first business day following such purchase. However, if you invest by a personal, corporate, cashier’s or government check, the sales proceeds will not be paid until your investment has cleared the bank, which may take up to 15 calendar days from the date of purchase. Exchanges into any of the other Funds are, however, permitted without the waiting period.

Any shareholders that invest in the Fund through a financial intermediary should contact their financial intermediary regarding redemption procedures. The Fund has authorized such financial intermediaries to accept orders to redeem shares on its behalf. A shareholder that invests in the Fund through a financial intermediary should contact the financial intermediary for information regarding redemption procedures and requirements. When authorized financial intermediaries receive a redemption order in good form, the order is considered as being placed with the Fund. Redemption orders received by the authorized financial intermediary before the close of regular trading on the NYSE will be transacted at that business day’s NAV; redemption orders received after the close of regular trading on the NYSE will be transacted at the next business day’s NAV. Financial Intermediaries may arrange with the Funds to have settlements ranging from trade date plus one day (T+1) to trade date plus three days (T+3).

When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend sales of Fund shares or postpone payment dates. If you are unable to accomplish your transaction by telephone (during times of unusual market activity), consider sending your order by express mail to the Funds, or facsimile to (513) 661-4901 or (513) 661-3160.

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund may require any shareholder to sell all of his or her shares in the Fund on 30 days’ written notice if the value of his or her shares in the Fund is less than $2,000 due to sales of Fund shares, or such other minimum amount as the Fund may determine from time to time. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. All shares of a Fund are also subject to an involuntary sale if the Board of Trustees determines to liquidate a Fund. An involuntary sale will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax Adviser.

EXCHANGING FUND SHARES

As a shareholder in any Fund in the Johnson Mutual Funds Trust, you may exchange shares for shares of any other fund in the Johnson Mutual Funds Trust, subject to the minimum initial investment requirement of the Fund into which you are making the exchange. You may make an exchange by telephone or by written request.

By Telephone — Shareholders may call the Transfer Agent to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the Transfer Agent. Requests for exchanges received prior to 4:00 p.m. Eastern Time will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. See ‘‘How to Sell Shares.’’ An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege in the future upon 60 days’ prior notice to the shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Johnson Institutional Bond Funds intend to distribute substantially all of their net investment income as dividends to shareholders on a monthly basis. The Johnson Enhanced Return Fund intends to distribute substantially all of its net investment income as dividends to shareholders on a quarterly basis. Each Fund intends to distribute its capital gains once a year, at year end.

The Funds’ distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Dividends and capital gain distributions are automatically reinvested in additional shares at the NAV per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. You will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check will be mailed within 7 business days (normally within 3 business days) after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal will be paid at that time. Distributions of less than $10 and distributions on shares purchased within the last 30 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in IRA’s and 403(b) plans paid in cash only if you are 591⁄2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

FREQUENT PURCHASE AND REDEMPTION OF FUND SHARES

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of Fund shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Redemptions are monitored by the Funds’ Transfer Agent to detect redemptions that occur within a specified time period, and any account in which such activity occurs is monitored for possible market timing activity. The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy applies to all Fund shareholders. While each Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers.

DISTRIBUTION PLANS

The Short Duration, Intermediate and Core Bond Funds have adopted distribution and service plans under Rule 12b-1 of the Investment Company Act of 1940 that allows each Fund to pay distribution and/or service fees in connection with the distribution of its Class F shares and for services provided to shareholders. Because these fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class F Shares: Under the Funds’ Plan related to the Class F Shares, each Fund may pay an annual fee of up to 0.25% of the average daily net assets of the respective Fund’s Class F Shares. All or a portion of the distribution and services fees may be paid to your financial advisor for providing ongoing service to you.

TAXES

In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. The tax consequences described in this section apply whether distributions are taken in cash or reinvested in additional shares.

Each Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. You

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

should consult with your tax Adviser regarding specific questions as to federal, state or local taxes, the tax effect of distributions and withdrawals from the Funds and the use of the Exchange Privilege.

Unless you furnish your certified taxpayer identification number (social security number for individuals) and certify that you are not subject to backup withholding, a Fund will be required to withhold and remit to the IRS 30% of the dividends, distributions and sales proceeds payable to the shareholder. A Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific shareholder account in any year, the Fund will make a corresponding charge against the shareholder account.

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd. whose report, along with each Fund’s financial statements, is included in the Funds’ annual report, which is available upon request and without charge.

	NET ASSET	NET	NET		DISTRIBUTIONS		DISTRIBUTIONS
	VALUE,	INVESTMENT	CAPITAL		FROM NET	DISTRIBUTIONS	FROM
	BEGINNING	INCOME	GAINS	TOTAL	INVESTMENT	FROM RETURN	REALIZED	TOTAL
	OF PERIOD	(LOSS)	(LOSS)	OPERATIONS	INCOME	OF CAPITAL	CAPITAL GAINS	DISTRIBUTIONS
	$	$	$	$	$	$	$	$
JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND—CLASS I
2018	14.96	0.31	(0.14)	0.17	(0.33)	—	—	(0.33)
2017	14.98	0.24	(0.01)	0.23	(0.25)	—	—	(0.25)
2016	14.96	0.21	0.04	0.25	(0.23)	(0.00)[3]	—	(0.23)
2015	15.05	0.17	(0.07)	0.10	(0.19)	(0.00)[3]	—	(0.19)
2014	15.03	0.18	0.04	0.22	(0.20)	—	—	(0.20)

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND—CLASS F
2018	14.79	0.18	0.024	0.20	(0.08)	—	—	(0.08)

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND—CLASS I
2018	15.63	0.41	(0.35)	0.06	(0.42)	—	—	(0.42)
2017	15.56	0.35	0.11	0.46	(0.36)	—	(0.03)	(0.39)
2016	15.41	0.34	0.18	0.52	(0.36)	—	(0.01)	(0.37)
2015	15.61	0.33	(0.19)	0.14	(0.34)	(0.00)[3]	—	(0.34)
2014	15.40	0.37	0.29	0.66	(0.39)	—	(0.06)	(0.45)

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND—CLASS F
2018	15.25	0.22	0.044	0.26	(0.12)	—	—	(0.12)

JOHNSON INSTITUTIONAL CORE BOND FUND—CLASS I
2018	15.91	0.40	(0.40)	(0.00)	(0.42)	—	—	(0.42)
2017	15.73	0.37	0.21	0.58	(0.39)	—	(0.01)	(0.40)
2016	15.63	0.39	0.19	0.58	(0.40)	(0.00)[3]	(0.08)	(0.48)
2015	15.98	0.39	(0.21)	0.18	(0.42)	(0.00)[3]	(0.11)	(0.53)
2014	15.43	0.40	0.63	1.03	(0.43)	—	(0.05)	(0.48)

JOHNSON INSTITUTIONAL CORE BOND FUND—CLASS F
2018	15.41	0.23	0.104	0.33	(0.13)	—	—	(0.13)

JOHNSON ENHANCED RETURN FUND
2018	16.27	0.35	(1.32)	(0.97)	(0.35)	—	(0.74)	(1.09)
2017	16.28	0.26	3.21	3.47	(0.26)	—	(3.22)	(3.48)
2016	15.17	0.18	1.76	1.94	(0.21)	—	(0.62)	(0.83)
2015	15.82	0.15	0.07	0.22	(0.17)	(0.00)[3]	(0.70)	(0.87)
2014	16.27	0.16	2.21	2.37	(0.17)	—	(2.65)	(2.82)

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Johnson Mutual Funds	Prospectus Dated May 1, 2019

						RATIO OF NET INCOME
			NET ASSETS,	RATIO OF EXPENSES TO		(LOSS)
	NET ASSET		END OF	AVERAGE NET ASSETS[2]		TO AVERAGE NET ASSETS[2]		PORTFOLIO
	VALUE, END	TOTAL	PERIOD	BEFORE	AFTER	BEFORE	AFTER	TURNOVER
	OF PERIOD	RETURN[1]	(MILLIONS)	WAIVER	WAIVER	WAIVER	WAIVER	RATE
	$	%	$	%	%	%	%	%
JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND—CLASS I
2018	14.80	1.16	142.03	0.30	0.25	2.06	2.11	39.88
2017	14.96	1.54	139.20	0.30	0.24	1.53	1.59	48.04
2016	14.98	1.68	124.37	0.30	0.24	1.32	1.38	73.88
2015	14.96	0.67	108.08	0.30	0.23	1.07	1.14	42.30
2014	15.05	1.44	78.27	0.30	0.24	1.14	1.20	42.41

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND—CLASS F
2018	14.91	1.37	0.001	0.55	0.40	1.06	1.21	39.88

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND—CLASS I
2018	15.27	0.42	138.42	0.30	0.25	2.61	2.66	39.66
2017	15.63	2.99	126.54	0.30	0.24	2.19	2.25	40.37
2016	15.56	3.37	110.71	0.30	0.24	2.12	2.18	50.71
2015	15.41	0.90	104.36	0.30	0.23	2.06	2.13	32.75
2014	15.61	4.31	79.64	0.30	0.24	2.30	2.36	34.31

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND—CLASS F
2018	15.39	1.72	0.001	0.55	0.40	1.31	1.46	39.66

JOHNSON INSTITUTIONAL CORE BOND FUND—CLASS I
2018	15.49	0.13	217.25	0.30	0.25	2.62	2.67	39.62
2017	15.91	3.72	201.22	0.30	0.24	2.29	2.35	31.42
2016	15.73	3.67	116.69	0.30	0.24	2.34	2.40	42.29
2015	15.63	1.16	86.90	0.30	0.23	2.39	2.46	29.51
2014	15.98	6.79	74.82	0.30	0.24	2.46	2.52	28.30

JOHNSON INSTITUTIONAL CORE BOND FUND—CLASS F
2018	15.61	2.14	0.001	0.55	0.40	1.29	1.44	39.62

JOHNSON ENHANCED RETURN FUND
2018	14.21	(6.06)	125.93	0.35	0.35	2.00	2.00	73.00
2017	16.27	21.39	137.98	0.35	0.35	1.45	1.45	40.40
2016	16.28	12.89	110.18	0.35	0.35	1.16	1.16	65.13
2015	15.17	1.34	97.95	0.35	0.35	0.91	0.91	57.75
2014	15.82	14.42	97.15	0.35	0.35	0.93	0.93	56.32

1	Total return on the table above represents the rate that the investor would have earned or lost on an investment in the fund, assuming reinvestment of dividends.
2	The Adviser agreed to waive a portion of the 0.30% maximum management fee for the Johnson Institutional Funds. The Adviser also waived a portion of the maximum distribution fee for the Class F shares
3	Return of Capital is less than $0.005 per share.
4	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

27

Johnson Mutual Funds	Prospectus Dated May 1, 2019

PRIVACY POLICY

The relationship between Johnson Investment Counsel, Inc., our affiliates (Johnson Trust Company, Johnson Financial, Inc. and Johnson Mutual Funds) and our clients is the most important asset of our firm. We strive to maintain your trust and confidence, which is an essential aspect of our commitment to protect your personal information to the best of our ability. We believe that our clients value their privacy, and we do not disclose your nonpublic personal information to third parties unless it is permitted or required by law, at your direction, or is necessary to provide you with our services.

We have not and will not sell your personal information to anyone.

PERSONAL INFORMATION

Johnson Investment Counsel and our affiliates collect and maintain your nonpublic personal information so that we can better provide investment management and trust services to you. The types and categories of information that we collect and maintain about you include:

♦	Information we receive from you to open an account or provide investment advice and trust services, such as your home address, telephone number, date of birth, social security number, and financial information.

♦	Information about your transactions that we need to service your account, such as trade confirmations, account statements and other financial information.

In order for us to provide investment management and trust services to you, it is sometimes necessary for us to disclose your personal information to third parties (e.g., brokers, custodians, regulators, and tax return preparers). In addition we also outsource certain functions to various nonaffiliated third-party vendors. To allow these vendors to perform their contracted services, the firm may disclose certain nonpublic personal information about its clients to these vendors. While our contractual arrangements with third-party vendors prohibits third-party vendors from disclosing or using client information other than for the purposes of performing services for the firm, third-party vendors could experience information security breaches or other incidents that could expose client information. The occurrence of such an incident at a third-party vendor is outside of the firm’s control.

FIRM-WIDE PRACTICES

To fulfill our privacy commitment at Johnson Investment Counsel, we have instituted firm-wide practices to safeguard the information that we maintain about you. These include:

♦	Adopting procedures that put in place physical, electronic, and other safeguards to keep your personal information safe.

♦	Limiting access to personal information to those employees and service providers who need to know that information to perform their job duties or to provide products or services to you.

♦	Requiring third parties that perform services for us to agree by contract to keep your information strictly confidential.

♦	Protecting information of our former clients to the same extent as our current clients.

At Johnson Investment Counsel, we value your privacy.

28

Johnson Mutual Funds	Prospectus Dated May 1, 2019

SERVICE PROVIDERS

INVESTMENT ADVISER

Johnson Investment Counsel, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street

14th Floor

Cincinnati, Ohio 45202-4089

TRANSFER AGENT

Johnson Financial, Inc.

3777 West Fork Road

Cincinnati, Ohio 45247

CUSTODIAN

US Bank

425 Walnut Street

Cincinnati, Ohio 45202

OTHER SOURCES OF INFORMATION

Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on the Funds’ policies and operations, including policies and procedures relating to the disclosure of portfolio holdings by the Funds’ affiliates. Shareholder reports contain management’s discussion of market conditions and investment strategies that significantly affected the Funds’ performance results as of the Funds’ latest semi-annual or annual fiscal year end.

Call the Funds at 513-661-3100 or 800-541-0170 or visit our web-site at www.johnsonmutualfunds.com to request free copies of the SAI and the Funds’ annual report, to request other information about the Funds and to make shareholder inquiries.

You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-551-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC’s Internet site at http:// www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-07254

Statement of Additional Information	May 1, 2019

SAI dated May 1, 2019

•	Johnson Equity Income Fund: JEQIX
•	Johnson Opportunity Fund: JOPPX
•	Johnson International Fund: JINTX
•	Johnson Fixed Income Fund: JFINX
•	Johnson Municipal Income Fund: JMUNX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available at www.johnsonmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-541-0170 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-541-0170. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

Johnson Mutual Funds Trust

3777 West Fork Road

Cincinnati, OH 45247

(513) 661-3100

(800) 541-0170

FAX (513) 661-4901

This Statement of Additional Information (the "SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Johnson Mutual Funds listed above dated May 1, 2019. This SAI incorporates by reference the financial statements and report of independent registered public accounting firm in the Trust’s Annual Report to Shareholders for the period ended December 31, 2018 (the “Annual Report”). A free copy of the Prospectus and Annual Report can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, by calling the Trust at 513-661-3100 or 800-541-0170, or by visiting our website at www.johnsonmutualfunds.com.

Johnson Mutual Funds	SAI Dated May 1, 2019

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DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of nine series have been authorized. This SAI applies to the following five series: the Johnson Opportunity Fund (established February 15, 1994), the Johnson Equity Income Fund (established August 24, 2005), the Johnson Fixed Income Fund (established September 30, 1992), the Johnson Municipal Income Fund (established February 14, 1994), and the Johnson International Fund (established August 27, 2008). All Funds are diversified. Johnson Investment Counsel, Inc. serves as Investment Adviser to the Funds. As of October 28, 2018, the Johnson Realty Fund liquidated and ceased operations.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each of the Funds, at its discretion and with shareholder consent, may use securities from a Fund’s portfolio to pay you for your shares, provided that the Adviser deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event, and you may incur certain transaction costs relating to the transfer. Contact the Funds for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments the Funds may make and some of the techniques they may use.

A.   EQUITY SECURITIES

Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, rights, REITs (real estate investment trusts), REOCs (real estate operating companies) and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations. A Fund may not invest more than 5% of its net assets at the time of purchase in rights and warrants.

B.   INVESTMENT COMPANY SECURITIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

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Under Section 12(d)(1) of the 1940 Act, the Funds may only invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Funds pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser acting on behalf of the Funds) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

C.   EXCHANGE TRADED FUNDS

Each Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS SM , NASDAQ-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. Additionally, each Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index TM . SPDRs trade on the NYSE Arca Exchange under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the NYSE Arca Exchange under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the NYSE Arca Exchange under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the NYSE Arca Exchange under the symbol QQQ. The iShare products own the stocks in various sector indices, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in other investment companies, see "Investment Company Securities" above.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund's interest to do so. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

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D.   FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. An option on a futures contract obligates the writer, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether a party realizes a gain or loss from futures activities depends upon movements in the underlying security or index. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a Futures Commission Merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Risk Factors in Futures Transactions

Liquidity Risk - Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

Correlation Risk - The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, futures prices can diverge from the prices of their underlying instruments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between futures contracts and their underlying instruments also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

•   Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

•   May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and

•   Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

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Liquidity Impact of Margin and SEC Segregation Requirements

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

E.   CORPORATE DEBT SECURITIES

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment-grade quality if they are rated BBB or higher by Standard & Poor’s Corporation (“S&P”), Baa or higher by Moody’s Investors Services, Inc. (“Moody’s”) or, if unrated, determined by the Adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will invest more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

F.   FIXED INCOME SECURITIES

Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

G.   U.S. GOVERNMENT SECURITIES

U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (FNMA), are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are neither insured nor guaranteed by the U.S. government. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

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H.   MORTGAGE-BACKED SECURITIES

Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return.

I.   COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs)

CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses.

J.   ZERO COUPON AND PAY-IN-KIND BONDS

Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. Each Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law. This income will be distributed to shareholders. Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividend, the Funds take into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value. Certain types of CMOs pay no interest for a period of time and, therefore, present risks similar to zero coupon bonds.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest. Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the applicable Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could at times be required to liquidate other investments in order to satisfy its dividend requirements. No Fund will invest more than 5% of its net assets in pay-in-kind bonds.

K.   FINANCIAL SERVICE INDUSTRY OBLIGATIONS

Financial service industry obligations include among others, the following:

1.   Certificates of Deposit - Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

2.   Time Deposits - Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

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3.   Bankers’ Acceptances - Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

L.   ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES

Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals and the certificate holder generally has not recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments—if a security were trading at a premium, its total return would be lowered by prepayments and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 5% of its net assets in asset-backed or receivable-backed securities.

M.   FORWARD COMMITMENTS AND REVERSE REPURCHASE AGREEMENTS

Each Fund will direct its Custodian to place cash or U.S. government obligations in a separate account of the Trust in an amount equal to the commitments of the Fund to purchase or repurchase securities as a result of its forward commitment or reverse repurchase agreement obligations. With respect to forward commitments to sell securities, the Trust will direct its Custodian to place the securities in a separate account. When a separate account is maintained in connection with forward commitment transactions to purchase securities or reverse repurchase agreements, the securities deposited in the separate account will be valued daily at market for the purpose of determining the adequacy of the securities in the account. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund’s commitments to purchase or repurchase securities. To the extent funds are in a separate account, they will not be available for new investment or to meet redemptions. Reverse repurchase agreements constitute a borrowing by the Fund and will not represent more than 5% of the net assets of either Fund. No Fund will invest more than 25% of its total assets in forward commitments.

Securities purchased on a forward commitment basis, securities subject to reverse repurchase agreements and the securities held in each Fund’s portfolio are subject to changes in market value based on the public’s perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way—i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve a higher level of income, the Fund remains substantially fully invested at the same time that it has purchases securities on a forward commitment basis or entered into reverse repurchase transactions, there will be a possibility that the market value of the Fund’s assets will have greater fluctuation.

With respect to 75% of the total assets of each Fund, the value of the Fund’s commitments to purchase or repurchase the securities of any one issuer, together with the value of all securities of such issuer owned by the Fund, may not exceed 5% of the value of the Fund’s total assets at the time the commitment to purchase or repurchase such securities is made; provided, however, that this restriction does not apply to U.S. government obligations or repurchase agreements with respect thereto. In addition, each Fund will maintain an asset coverage of 300% for all of its borrowings and reverse repurchase agreements. Subject to the foregoing restrictions, there is no limit on the percentage of the Fund’s total assets that may be committed to such purchases or repurchases.

N.   RESTRICTED SECURITIES

Restricted securities are securities of which the resale is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 5% of its net assets in restricted securities.

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O.   OPTION TRANSACTIONS

Each Fund may engage in option transactions involving individual securities and market indices and engage in related closing transactions. An option involves either (1) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (2) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted, but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted and, in return, the seller of such an option is obligated to make the payment. The Fund will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a loss. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option (a closing transaction). The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date. Options are traded on organized exchanges and in the over-the-counter market. Options on securities that the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option. When a Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian. Each Fund may purchase put and call options on individual securities and on stock indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Fund’s securities or securities the Fund intends to buy. Each Fund may also sell put and call options in closing transactions.

The purchase and writing of options involves certain risks. The purchase of options limits a Fund’s potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the fund losing a greater percentage of its investment than if the transaction was effected directly. When a Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written.

P.   LOANS OF PORTFOLIO SECURITIES

Each Fund may make short- and long-term loans of its portfolio securities. Under the lending policy authorized by the Board of Trustees and implemented by the Adviser in response to requests of broker-dealers or institutional investors that the Adviser deems qualified, the borrower must agree to maintain collateral, in the form of cash or U.S. government obligations, with the Fund on a daily mark-to-market basis in an amount at least equal to 100% of the value of the loaned securities. The Fund will continue to receive dividends or interest on the loaned securities and may terminate such loans at any time or reacquire such securities in time to vote on any matter that the Board of Trustees determines to be serious. With respect to loans of securities, there is the risk that the borrower may fail to return the loaned securities or that the borrower may not be able to provide additional collateral. No loan of securities will be made if, as a result, the aggregate amount of such loans would exceed 5% of the value of the Fund’s net assets.

Q.   FOREIGN SECURITIES

The Opportunity Fund, the Equity Income Fund and the International Fund, may invest in foreign equity securities through the purchase of American Depository Receipts. American Depository Receipts are certificates of ownership issued by a U.S. bank as a convenience to the investors in lieu of the underlying shares that it holds in custody. These Funds may also invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment-grade domestic securities. None of the Funds except for the International Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 30% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administrations or economic and monetary policies of foreign governments.

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R.   REPURCHASE AGREEMENTS

A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

S.   WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS

Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Funds will not invest more than 25% of their respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund’s share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

T.   SHORT SALES

Each Fund may sell a security short in anticipation of a decline in the market value of the security. When a Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

The net proceeds of the short sale plus any additional cash collateral will be retained by the broker to the extent necessary to meet margin requirements and provide a collateral cushion in the event that the value of the security sold short increases. The Fund will receive the net proceeds after it closes out the short position by replacing the borrowed security. Until the Fund closes the short position, a Fund will be required to maintain a segregated account with the Fund’s custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The assets in the segregated account are marked to market daily. The collateral held by the broker and the segregated account with the custodian will not necessarily limit the Fund's potential loss on a short sale. Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

The Funds will not affect short sales of securities unless they own or have the right to obtain securities equivalent in-kind and amount to the securities sold short. A Fund may sell short a security that it owns because it does not want to close out its position in the security for tax or other reasons.

U.   MUNICIPAL SECURITIES

Municipal securities are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and generally exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities, or the financing of privately owned or operated facilities. Municipal securities consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes. The Funds may invest in other municipal securities such as variable rate demand instruments.

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The two principal classifications of municipal securities are “general obligations” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and to the extent of its taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility and, therefore, investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest. As industrial development authorities may be backed only by the assets and revenues of non-governmental users, the Fund will not invest more than 5% of its assets in securities backed by non-government backed securities in the same industry.

The Adviser considers municipal securities to be of investment-grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s or, if unrated, determined by the Adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will invest more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

As the Municipal Income Fund concentrates its investments in the State of Ohio, it is particularly sensitive to political and economic factors affecting Ohio that could affect the creditworthiness and the value of the securities in the Fund’s portfolio. The Ohio economy, while diversifying more into the service and other non-manufacturing areas, continues to rely in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrially-developed states, tends to be more cyclical than in some other states and in the nation as a whole. Economic problems, including high unemployment, have had and may have varying effects on the different geographic areas of the state and its political subdivisions. Future national, regional or statewide economic difficulties and the resulting impact on state or local government finances generally, could adversely affect the market value of Ohio municipal securities held in the portfolio of the Fund or the ability of particular obligors to make timely payments of debt service on those obligations.

V.   CLOSED-END FUNDS

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

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The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

INVESTMENT LIMITATIONS

A.   FUNDAMENTAL

The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”)—i.e., they may not be changed without the affirmative vote of majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.   Borrowing Money - The Funds will not borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.   Senior Securities - The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and this Statement of Additional Information.

3.   Underwriting - The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.   Real Estate - The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Funds from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5.   Commodities - The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.

6.   Loans - The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.   Concentration - A Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

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Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as the date of consummation.

B.   NON-FUNDAMENTAL

The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

1.   Pledging - The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangement with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.   Borrowing - The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.   Margin Purchases - The Funds will not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.   Short Sales - The Funds will not affect short sales of securities unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short.

5.   Options - The Funds will not purchase or sell puts, calls, options or straddles except as described in the Prospectus and this Statement of Additional Information.

6.   Illiquid Investments - A Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

7.   Eighty Percent Investment Policy - Under normal circumstances, at least 80% of the respective Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested as follows: International Fund, equity securities of foreign companies; Fixed Income Fund, fixed income securities; and Municipal Income Fund, municipal securities. None of these Funds will change this policy unless the Fund’s shareholders are provided with at least sixty days prior written notice.

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TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the 1940 Act, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns or is removed.

NAME, ADDRESS AND AGE	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD DURING THE PAST FIVE YEARS
Interested Trustee
Timothy E. Johnson (76)* 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Chairman and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	9	None
Independent Trustees
Ronald H. McSwain (76) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	9	None
James J. Berrens (53) 3777 West Fork Rd Cincinnati, OH 45247	Trustee	Since 2006	Christian Community Health: Chief Executive Officer since May 2015, Chief Financial Officer September 2010 to May 2015	9	None
John R. Green (76) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company, Global Purchases Director, Baby Care	9	None
Dr. Jeri B. Ricketts (61) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2013	Retired Director of Carl H. Lindner Honors-PLUS Program, University of Cincinnati (2002-2018); Associate Professor Emeritus of Accounting, University of Cincinnati since 1986.	9	None
Officers
Jason O. Jackman (48) 3777 West Fork Road Cincinnati, Ohio 45247	President	Since 2013	President and Chief Investment Officer of the Adviser since October 2013; Director of Fixed Income and Institutional Management March 2004 to October 2013.	N/A	N/A
Dale H. Coates (60) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Vice President and Institutional Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (55) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc.	N/A	N/A
Scott J. Bischoff (53) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Chief Compliance Officer of the Trust’s Adviser	N/A	N/A
Jennifer J. Kelhoffer (47) 3777 West Fork Road Cincinnati, Ohio 45247	Secretary	Since 2007	Compliance Associate for the Adviser	N/A	N/A

*	Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and an officer of the Trust.

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Board Leadership Structure . The Trust is led by Mr. Jason Jackman, who has served as the President (principal executive officer) of the Trust, since December 2013 and Mr. Ronald McSwain, an independent Trustee who serves as Chairman of the Board. The Board of Trustees is comprised of one (1) Interested Trustee and four (4) Independent Trustees (i.e. those who are not "interested persons" of the Trust, as defined under the 1940 Act). Mr. McSwain serves as the Chairman so the Trust has not otherwise designated a Lead Independent Trustee. However, governance guidelines provide that all the Independent Trustees will meet in executive session at each Board meeting and no less than quarterly. The Trust has an Audit Committee and a Nominating Committee with separate chairs. The Trust does not have any other committees. Under the Trust's Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have the leadership roles split between Mr. Jackman and Mr. McSwain who are collective seen by shareholders, business partners and other stakeholders as providing strong leadership and dual oversight of the Funds' operations. The Trust believes that its President and Chairman, together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight . The Board of Trustees is comprised of one (1) Interested Trustee and four (4) Independent Trustees with an Audit Committee and Nominating Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from Mr. Scott J. Bischoff in his role as Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills. Timothy E. Johnson, Ph.D., is the founder and Chairman of the Trust's investment adviser. Mr. Johnson is also a Professor of Finance at the University of Cincinnati. He is the author of three textbooks, has written numerous journal articles on finance and has spoken at many seminars around the country. Mr. Johnson is also an active member of numerous professional and civic organizations in the Greater Cincinnati community. Mr. Johnson holds a B.A. in Economics from North Park University, an M.B.A. in Finance from the University of Akron, and a Ph.D. in Finance from University of Illinois.

Mr. Ronald McSwain, who serves as a Trustee and Chairman of the Trust, until 2001 was President of McSwain Carpets, Inc. and since 1984 has been a partner in P&R Realty, a real estate development firm. Mr. McSwain has many years of business leadership experience which is useful to the Board in its decision making process. Mr. James Berrens is the Chief Executive Officer of Officer of Christian Community Health Center, a position he has held since May 2015. Prior to May 2015, Mr. Berrens was the Chief Financial Officer of Christian Community Health Center from 2010 to May 2015. Mr. Berrens has many years of experience preparing and analyzing financial statements, which is beneficial to the Board during its review of the Trust's financial statements and dealing with other accounting issues. Mr. John Green is retired from The Procter & Gamble Company. Before his retirement, Mr. Green was a Director of Global Purchases at Procter & Gamble and his knowledge of the operations of large international corporations is useful to the Board during its deliberations regarding distribution strategies and practices for the Funds. Dr. Jeri Ricketts is Associate Professor Emeritus of Accounting, and retired Director of the Carl H. Lindner Honors-PLUS Business Program at the University of Cincinnati. She worked as an auditor before returning in 1981 to work on her MBA at the University of Cincinnati. After completing her MBA, she entered the PhD program at UC, obtaining her PhD in accounting in 1986.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that collective experience of each Trustee makes them highly qualified.

The Board currently has an Audit Committee and a Nominating Committee. Each committee consists of all independent trustees. The Audit Committee met twice during the fiscal year ended December 31, 2018. The primary purpose of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act. The functions of the Nominating Committee are to oversee the nomination and selection of the Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2018.

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The dollar ranges of securities beneficially owned by the Trustees in each Fund and in the Trust as of March 31, 2019, are as follows:

	Timothy E. Johnson	Ronald H. McSwain	James Berrens	John Green	Jeri Ricketts
Opportunity Fund	$10,001 - $50,000	$10,001 - $50,000	Over $100,000	None	None

Equity Income Fund	Over $100,000	Over $100,000	$50,001 - $100,000	Over $100,000	None

International Fund	None	None	None	None	None

Fixed Income Fund	Over $100,000	None	None	None	None

Municipal Fund	None	None	None	None	None

Aggregate Dollar Range of Equity Securities Held in All Johnson Mutual Funds	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None

The compensation paid to the Trustees of the Trust for the year ended December 31, 2018 is set forth in the following table:

NAME OF TRUSTEE	TOTAL COMPENSATION FROM TRUST (THE TRUST IS NOT IN A FUND COMPLEX) [1]
Timothy E. Johnson	$0
Ronald H. McSwain	$12,000
James J. Berrens	$12,000
John R. Green	$12,000
Jerri B. Ricketts	$12,000

1 Trustee fees are Trust expenses. However, because the Management Agreement obligates the Adviser to pay all of the operating expenses of the Trust (with limited exceptions), the Adviser makes the actual payment.

As of March 31, 2019 the following persons may be deemed to beneficially own five percent (5%) or more of the outstanding shares of each of the Funds:

EQUITY INCOME FUND

Client accounts held by Johnson Investment Counsel, Inc., with full advisory discretion:	67.60%

OPPORTUNITY FUND

Client accounts held by Johnson Investment Counsel, Inc., with full advisory discretion:	74.83%

INTERNATIONAL FUND

Client accounts held by Johnson Investment Counsel, Inc., with full advisory discretion:	36.35%

FIXED INCOME FUND

Client accounts held by Johnson Investment Counsel, Inc., with full advisory discretion:	92.29%

MUNICIPAL INCOME FUND

Client accounts held by Johnson Investment Counsel, Inc., with full advisory discretion:	97.31%

The Officers and Trustees as a group beneficially owned as of March 31, 2019, the following percentage of the outstanding shares of the Funds (excluding discretionary accounts of Johnson Investment Counsel Inc., and shares held in the Johnson Investment Counsel, Inc. Profit Sharing/401(k) Plan, except those shares directly attributable to a Trustee or Officer.):

Equity Income Fund	0.97%
Opportunity Fund	0.96%
International Fund	1.55%
Fixed Income Fund	0.16%
Municipal Income Fund	0.02%

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SHAREHOLDER RIGHTS - Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he/she owns and fractional votes for fractional shares he/she owns. All shares of a Fund have equal voting rights and liquidation rights.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2018, discretionary advisory accounts of Johnson Investment Counsel, Inc. may be deemed to own in the aggregate more than 25% of the shares of each of the Funds, and, as a result, may be deemed to control these Funds. In addition, Timothy E. Johnson may be deemed to control the Adviser, or its affiliates, and as a result, may be deemed to control these Funds.

THE INVESTMENT ADVISER

The Trust’s Investment Adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the Adviser due to his ownership of its shares and his position as the Chairman and director of the Adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the Management Agreement, the Adviser manages each Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, interest, and extraordinary expenses. As compensation for its management services and agreement to pay the Funds’ expenses, the Equity Income, Opportunity, and International Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. The Fixed Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the average daily net assets of the Fund. The Municipal Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65% of the average daily net assets of the Fund.

For the fiscal periods indicated below, the following advisory fees were paid:

	2018	2017	2016
Equity Income Fund	$2,558,002	$1,731,593	$1,403,391
Opportunity Fund	776,647	493,009	383,141
International Fund	184,238	160,323	133,508
Fixed Income Fund	4,343,739	2,881,587	2,297,452
Municipal Income Fund	979,432	655,678	488,272

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser may not take into account the sale of Fund shares by a broker in allocating brokerage transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the applicable Fund's shares so long as such placements are made pursuant to policies approved by the Board of Directors that are designed to ensure that the selection is based on the quality of the broker’s execution and not on its sales efforts.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

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Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules:

A. All client accounts would have their entire order filled or receive no shares at all, unless the account’s purchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable.

B. The orders would be filled beginning with the account least invested in that security type, relative to its goal, and proceed through the list with the last order filled for the account most invested in that security type, relative to its goal.

Based on rule A, some accounts may be skipped to meet the exact number of shares purchased. For the sale of a security, the orders would be filled beginning with the most fully invested account moving to the least fully invested.

For the fiscal years ended indicated below, the following brokerage commissions were paid by the Funds:

	2018	2017	2016
Equity Income Fund	$ 122,840	$ 83,573	$ 94,880
Opportunity Fund	106,033	44,240	34,997
International Fund	10,087	6,676	5,529
Fixed Income Fund	6,194	None	None
Municipal Income Fund	None	None	None

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund is determined as of 4:00 p.m. Eastern time on each day the Trust is open for business, on days when shareholders exist for the fund, and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust uses Intercontinental Exchange (ICE) to price portfolio securities. The Board of Trustees periodically reviews the pricing services used by the Trust.

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Equity securities are valued at their market value when reliable market quotations are readily available. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded on NASDAQ are generally valued by the pricing service at the NASDAQ Official Closing Price. When reliable market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For additional information about the methods used to determine the net asset value (share price), see “Share Price Calculation” in the Prospectus.

TAXES

Each Fund has qualified, and intends to continue to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, no Fund will be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are sufficiently distributed to shareholders. Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (30%) of the dividend income and capital gains distributions of any account unless the shareholder provides a taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2018, the following Fund had net realized capital loss carryforwards:

Capital Loss Carryovers to Expire In:
	Indefinite Long- Term	Indefinite Short- Term	Total Capital Loss Carryover
International Fund	$225,416	$150,431	$375,847
Fixed Income Fund	577,029	312,086	889,115

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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PROXY VOTING POLICY

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

The Adviser’s proxy voting policies and procedures are attached as Appendix A to this Statement of Additional Information. The Adviser has engaged Institutional Shareholder Services (ISS) to vote the Funds’ proxies in accordance with the Adviser’s policies and procedures.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (513) 661-3100 or toll free at (800) 541-0170; and (ii) from the Trust’s documents filed with the SEC’s website at www.sec.gov . In addition, you may obtain a copy of the Trust’s proxy voting policies by call (513) 661-3100 or toll free at (800) 541-0170.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of each fiscal quarter end. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian, each of which is described in this SAI. Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms (currently Lipper and Morningstar) on a periodic basis. The Funds also may disclose portfolio holdings, as needed, to the Funds’ auditors, proxy voting services (if applicable), pricing services and legal counsel, each of which is described in the prospectus or in this SAI. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Funds’ portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser and any affiliated persons of the Adviser are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

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PORTFOLIO MANAGERS

The Johnson Mutual Funds are managed with a team approach. The following charts indicate the individuals involved with the day to day portfolio management of each of the Johnson Mutual Funds and a description of their experience. Also included in the chart is a dollar range of equity securities held in the Funds as of December 31, 2018.

Portfolio Manager	Participation on Teams	Length of Service in Years	Business Experience	Dollar Range of Equity Securities Held in Funds
Bryan Andress	Opportunity Fund	6	Research Analyst for the Adviser since 2013.	Opportunity Fund: $10,001 to $50,000
Dale Coates	Fixed Income, Municipal Income	30	CFA, 1999; Vice President and Institutional Portfolio Manager of the Adviser; joined the Adviser in 1989.	Fixed Income Fund: $100,001 to $500,000 Municipal Income Fund: $10,001 to $50,000
Joe Edelstein	Opportunity	2	CFA, 2010; Research Analyst for the Adviser since 2017; previously Vice president at Stephens, Inc.	Opportunity Fund: $10,001 to $50,000
Chris Godby	Opportunity	6	CFA, 2015; Research Analyst for the Adviser since 2013.	Opportunity Fund: $10,001 to $50,000
Jason Jackman	Fixed Income, Municipal Income	26	CFA, 1998; President and Chief Investment Officer since October, 2013; joined the Adviser in 1993.	Fixed Income Fund: $50,001 to $100,000 Municipal Income Fund: None
Bill Jung	Equity Income	19	CFA, 2003; Research Analyst for the Adviser; joined the Adviser in 2000.	Equity Income Fund: $100,001 to $500,000
Brian Kute	Opportunity, International	25	CFA, 1999; Team Leader for Opportunity and International Funds and Director of Research for the Adviser; joined the adviser in 1994.	Opportunity Fund: $100,001 to $500,000 International Fund: $100,001 to $500,000
Michael Leisring	Fixed Income, Municipal Income	20	CFA, 2002; Team Leader for the Fixed Income and Municipal Income Funds; Director of Fixed Income for the Adviser; joined the Adviser in 1999.	Fixed Income Fund: $100,001 to $500,000 Municipal Income Fund: None
Bret Parrish	Equity Income	18	CFA, 1998; Chief Investment Officer of Equities, and Managing Director of Private Client Group for the Adviser; joined the Adviser in 2001.	Equity Income Fund: $100,001 to $500,000
Charles Rinehart	Equity Income	9	CFA, 2012; Team Leader of the Equity Income Fund; Portfolio Manager for the Adviser; joined the Adviser in 2010.	Equity Income Fund: $100,001 to $500,000
David Theobald	Municipal Income Fund	6	CFA, 2012; Fixed Income Portfolio Manager for the Adviser; joined Adviser in 2013.	Fixed Income Fund: $1 to $10,000 Municipal Income Fund: $1 to $10,000
Brandon Zureick	Fixed Income	8	CFA, 2012; Fixed Income Portfolio Manager and Portfolio Strategist for the Adviser; joined the Adviser in 2011.	Fixed Income Fund: $50,001 to $100,000

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The following table discloses the number of accounts and other registered investment companies (RIC) managed by the portfolio manager team member and the total assets managed within the accounts and RICs as of December 31, 2018. The Adviser does not receive any performance based fees. None of the managers listed below provide management to Other Pooled Vehicles.

Portfolio Manager	Number of RIC Accounts	Total RIC Assets	Number of Other Accounts Managed	Total Assets of Other Accounts Managed
Bryan Andress	-	-	-	-
Dale Coates	4	$623,619,377	86	$1,366,600,570
Joe Edelstein	-	-	-	-
Chris Godby	-	-	-	-
Jason Jackman	4	$623,619,377	21	$1,195,615,207
Bill Jung	-	-	-	-
Brian Kute	-	-	-	-
Michael Leisring	4	$623,619,377	-	-
Bret Parrish	-	-	93	$1,298,472,439
Charles Rinehart	-	-	48	$231,022,523
David Theobald	4	$623,619,377	-	-
Brandon Zureick	4	$623,619,377	1	360,935,657

The Adviser believes there are currently no material conflicts of interest between the management of the Funds and the accounts described above. Purchases and redemptions to the accounts are processed with an allocation program that does not permit any discrimination to either the Fund accounts or the accounts described above.

Each of the team members are compensated for their services by the Adviser. Compensation consists of a salary, incentive compensation, and retirement plan contributions by the Adviser. The salary for each team member is fixed. The incentive compensation structure provides additional compensation to the portfolio management team member if the Funds and accounts described in the table meet certain performance criteria versus the established benchmarks on a pretax basis. The benchmarks are measured on a one and three year basis. Portfolio management team members are also eligible for participation in a Defined Contribution Plan which provides retirement contributions based on a percent of salary which is applied to all employees of the Adviser and its affiliates.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is the current custodian of the Funds’ investments. The Custodian acts as each Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Funds’ transfer agent. A Trustee and three officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, JFI received from the Adviser (not the Funds) an annual fee of $247,000 for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

In addition, JFI provides fund accounting services to each Fund, including maintaining each Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, JFI received from the Adviser (not the Funds) an annual fee of $423,000 for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

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JFI also provides the Funds with administrative services to each Fund and the Trust, including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, JFI received from the Adviser (not the Funds) an annual fee of $400,000 for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2019. Cohen & Company performs an annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm, required to be included in this Statement of Additional Information, are incorporated herein by reference to the Trust’s Annual Report to shareholders for the year ended December 31, 2018. The Funds will provide the Annual Report without charge at written request or request by telephone.

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EXHIBIT A

ADVISER’S PROXY VOTING GUIDELINES

OVERVIEW

The following polices are guidelines in voting the proxies.

Generally, the adviser favors proposals that protect and enhance the rights of shareholders as a class and disapprove policies that favor individual shareholders or groups of shareholders at the expense of others. The adviser will vote for some proposals of management if management is acting in the best interests of its stockholders.

Any reference to granting powers to individuals giving them power of substitution in voting the proxy will be stricken out of the proxy unless the account owning the securities has provisions for substitution in its governing instrument. In that case, the individual voting the proxy will determine the advisability of striking or returning the substitution authority.

A record is to be maintained of the date it was voted and how it was voted.

JOHNSON INVESTMENTS COUNSEL, INC.’S (THE ADVISER) POLICY ON THE FOLLOWING ISSUES ARE:

ELECT DIRECTORS IS TO:

WITHHOLD votes from director nominees IF 1% or more of directors serving on the nominating committee are employees or have ties.

WITHHOLD from any director nominee attending less than 75% of the board and committee meetings during the previous fiscal year.

WITHHOLD votes from director nominees IF 1% or more of directors serving on the compensation committee are employees or have ties.

WITHHOLD votes from director nominees IF 1% or more of directors serving on the audit committee are employees or have ties.

RATIFY SELECTION OF AUDITORS

·	Vote AGAINST IF the previous auditor was dismissed because of a disagreement with the company.

APPROVE NAME CHANGE

·	Always vote FOR a management proposal to change the company name.

APPROVE OTHER BUSINESS

·	Always vote FOR a management proposal to approve other business.

ADJOURN MEETING

·	Always vote FOR a management proposal to adjourn the meeting.

APPROVE TECHNICAL AMENDMENTS

·	Always vote FOR a management proposal to make technical amendments to the charter and/or bylaws.

APPROVE FINANCIAL STATEMENTS

·	Always vote FOR a management proposal to approve financial statements.

INCREASE AUTHORIZED COMMON STOCK

·	Vote AGAINST IF the increase is NOT intended to effect a merger, stock split, recapitalization or other reorganization.
·	Vote AGAINST IF the dilution represents more than 125% of current authorized shares.

DECREASE AUTHORIZED COMMON STOCK

·	Always vote FOR a management proposal to decrease authorized common stock.

AMEND AUTHORIZED COMMON STOCK

·	Always vote FOR a management proposal to amend authorized common stock.

APPROVE COMMON STOCK ISSUANCE

Vote AGAINST IF the dilution represents more than 25% of current outstanding voting power before the stock issuance.

·	Vote AGAINST IF the issued common stock has superior voting rights.

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APPROVE ISSUANCE OR EXERCISE OF STOCK WARRANTS

·	Vote AGAINST IF the warrants, when exercised, would exceed 25% of the outstanding voting power.

AUTHORIZE PREFERRED STOCK

·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.

INCREASE AUTHORIZED PREFERRED STOCK

·	Vote AGAINST IF the board has unlimited rights to set the terms and conditions of the shares.

DECREASE AUTHORIZED PREFERRED STOCK

·	Always vote FOR a management proposal to decrease authorized preferred stock.

CANCEL SERIES OF PREFERRED STOCK

·	Always vote FOR a management proposal to cancel a class or series of preferred stock.

AMEND AUTHORIZED PREFERRED STOCK

·	Always vote FOR a management proposal to amend preferred stock.

APPROVE ISSUANCE OR CONVERSION OF PREFERRED STOCK

·	Vote AGAINST IF the dilution represents more than 25% of the total voting power.
·	Vote AGAINST IF the shares have voting rights superior to those of other shareholders.

ELIMINATE PREEMPTIVE RIGHTS

·	Always vote AGAINST a management proposal to eliminate preemptive rights.

RESTORE PREEMPTIVE RIGHTS

·	Always vote FOR a management proposal to create or restore preemptive rights.

AUTHORIZE DUAL CLASS STOCK

·	Vote AGAINST IF the shares have inferior or superior voting rights.

ELIMINATE DUAL CLASS STOCK

·	Always vote FOR a management proposal to eliminate authorized dual or multiple classes of common stock.

AMEND DUAL CLASS STOCK

·	Always vote FOR a management proposal to amend authorized dual or multiple classes of common stock.

INCREASE AUTHORIZED DUAL CLASS STOCK

·	Vote AGAINST IF it will allow the company to issue additional shares with superior voting rights.

APPROVE SHARE REPURCHASE

·	Always vote FOR a management proposal to approve a stock repurchase program.

APPROVE STOCK SPLIT

·	Always vote FOR a management proposal to approve a stock split.

APPROVE REVERSE STOCK SPLIT

·	Always vote FOR a management proposal to approve reverse a stock split, unless the common stock is not proportionately reduced.

APPROVE BANKRUPTCY RESTRUCTURING

·	Always vote FOR a management proposal on bankruptcy restructurings.

APPROVE REINCORPORATION

·	Vote AGAINST IF the proposal would reduce shareholder rights.

APPROVE SPIN-OFF

·	Always vote FOR a management proposal to spin-off certain company operations or divisions.

APPROVE SALE OF ASSETS

·	Always vote FOR a management proposal to approve the sale of assets.

ELIMINATE CUMULATIVE VOTING

·	Always vote AGAINST a management proposal to eliminate cumulative voting.

ADOPT CUMULATIVE VOTING

·	Always vote FOR a management proposal to adopt cumulative voting.

ADOPT DIRECTOR LIABILITY PROVISION

·	Always vote FOR a management proposal to limit the liability of directors.

AMEND DIRECTOR LIABILITY PROVISION

·	Always vote FOR a management proposal to amend director liability provisions.

ADOPT INDEMNIFICATION PROVISION

·	Always vote FOR a management proposal to indemnify directors and officers.

AMEND INDEMNIFICATION PROVISION

·	Always vote FOR a management proposal to amend provisions concerning the indemnification of directors and officers.

APPROVE BOARD SIZE

·	Always vote FOR a management proposal to set the board size.

NO SHAREHOLDER APPROVAL TO FILL VACANCY

·	Always vote AGAINST a management proposal to allow the directors to fill vacancies on the board without shareholder approval.

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GIVE BOARD AUTHORITY TO SET BOARD SIZE

·	Always vote AGAINST a management proposal to give the board the authority to set the size of the board as needed without shareholder approval.

REMOVAL OF DIRECTORS

·	Vote AGAINST IF the proposal limits the removal of directors to cases where there is legal cause.

APPROVE NON-TECHNICAL CHARTER AMENDMENTS

·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.

APPROVE NON-TECHNICAL BYLAW AMENDMENTS

·	Vote AGAINST IF an amendment would have the effect of reducing shareholders’ rights.

APPROVE CLASSIFIED BOARD

·	Always vote AGAINST a management proposal to adopt a classified board.

AMEND CLASSIFIED BOARD

·	Always vote FOR a management proposal to amend a classified board.

REPEAL CLASSIFIED BOARD

·	Always vote FOR a management proposal to repeal a classified board.

ADOPT POISON PILL

·	Always vote AGAINST a management proposal to ratify or adopt a shareholder rights plan (poison pill).

REDEEM POISON PILL

·	Always vote FOR a management proposal to redeem a shareholder rights plan (poison pill).

ELIMINATE SPECIAL MEETING

·	Always vote AGAINST a management proposal to eliminate shareholders’ right to call a special meeting.

LIMIT SPECIAL MEETING

·	Always vote AGAINST a management proposal to limit shareholders’ right to call a special meeting.

RESTORE SPECIAL MEETING

·	Always vote FOR a management proposal to restore shareholders’ right to call a special meeting.

ELIMINATE WRITTEN CONSENT

·	Always vote AGAINST a management proposal to eliminate shareholders’ right to act by written consent.

LIMIT WRITTEN CONSENT

·	Always vote AGAINST a management proposal to limit shareholders’ right to act by written consent.

RESTORE WRITTEN CONSENT

·	Always vote FOR a management proposal to restore shareholders’ right to act by written consent.

ADOPT SUPERMAJORITY REQUIREMENT

·	Always vote AGAINST a management proposal to establish a supermajority vote provision to approve a merger or other business combination.

AMEND SUPERMAJORITY REQUIREMENT

·	Vote AGAINST IF the amendment would increase the vote required to approve the transaction.

ELIMINATE SUPERMAJORITY REQUIREMENT

·	Always vote FOR a management proposal to eliminate a supermajority vote provision to approve merger or other business combination.

ADOPT SUPERMAJORITY LOCK-IN

·	Always vote AGAINST a management proposal to adopt supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

AMEND SUPERMAJORITY LOCK-IN

·	Always vote AGAINST a management proposal to amend supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

ELIMINATE SUPERMAJORITY LOCK-IN

·	Always vote FOR a management proposal to eliminate supermajority vote requirements (lock-ins) to change certain bylaw or charter provisions.

CONSIDER NON-FINANCIAL EFFECTS OF MERGER

·	Always vote FOR a management proposal to expand or clarify the authority of the board of directors to consider factors other than the interests of shareholders in assessing a takeover bid.

ADOPT FAIR PRICE PROVISION

·	Always vote FOR a management proposal that establishes a fair price provision.

AMEND FAIR PRICE PROVISION

·	Always vote FOR a management proposal to amend a fair price provision.

REPEAL FAIR PRICE PROVISION

·	Always vote AGAINST a management proposal to repeal a fair price provision.

ADOPT ANTI-GREENMAIL PROVISION

·	Always vote FOR a management proposal to limit the payment of greenmail.

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ADOPT ADVANCE NOTICE REQUIREMENT

·	Always vote FOR a management proposal to adopt advance notice requirements.

OPT OUT OF STATE TAKEOVER LAW

·	Always vote FOR a management proposal seeking to opt out of a state takeover statutory provision.

OPT INTO STATE TAKEOVER LAW

·	Always vote AGAINST a management proposal seeking to opt into a state takeover statutory provision.

ADOPT STOCK OPTION PLAN

·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows for non-qualified options to be priced at less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.

AMEND STOCK OPTION PLAN

·	Vote AGAINST IF the plan would allow options to be priced at less than 100% fair market value on the grant date.
·	Vote AGAINST IF the amendment allows for the repricing or replacement of underwater options.

ADD SHARES TO STOCK OPTION PLAN

·	Vote AGAINST IF the plan dilution is more than 10% of outstanding common stock.
·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of total outstanding common stock.
·	Vote AGAINST IF the company allows for the repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value on the grant date.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company allowed the repricing or replacement of underwater options in past fiscal year.

LIMIT ANNUAL AWARDS

·	Always vote FOR a management proposal to limit per-employee annual option awards.

EXTEND TERM OF STOCK OPTION PLAN

·	Vote AGAINST IF the minimum equity overhang of all plans is more than 15% of outstanding common stock.
·	Vote AGAINST IF the plan allows repricing or replacement of underwater options.
·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan administrator may provide loans to exercise awards.
·	Vote AGAINST IF the plan administrator may grant reloaded stock options.
·	Vote AGAINST IF the company repriced or replaced underwater options in the past fiscal year.

ADOPT DIRECTOR STOCK OPTION PLAN

·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the plan allows for non-formula discretionary awards.

AMEND DIRECTOR STOCK OPTION PLAN

·	Vote AGAINST IF the amendment would authorize 5 or more types of awards.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.

ADD SHARES TO DIRECTOR STOCK OPTION PLAN

·	Vote AGAINST IF the plan allows non-qualified options to be priced at less than 100% of fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.

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·	Vote AGAINST IF the plan authorizes 5 or more types of awards.
·	Vote AGAINST IF the proposed plan allows for non-formula discretionary awards.

ADOPT EMPLOYEE STOCK PURCHASE PLAN

·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.

AMEND EMPLOYEE STOCK PURCHASE PLAN

·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.

ADD SHARES TO EMPLOYEE STOCK PURCHASE PLAN

·	Vote AGAINST IF the plan allows employees to purchase stock at less than 85% of the fair market value.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans, including this proposal, is more than 15% of the outstanding common equity.

ADOPT STOCK AWARD PLAN

·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.

AMEND STOCK AWARD PLAN CASE-BY-CASE

·	Vote AGAINST IF the amendment shortens the vesting requirement or lessens the performance requirements.

ADD SHARES TO STOCK AWARD PLAN

·	Vote AGAINST IF the awards vest solely on tenure.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.

ADOPT DIRECTOR STOCK AWARD PLAN CASE-BY-CASE

·	Vote AGAINST IF the vesting is based solely on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution for all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards.

AMEND DIRECTOR STOCK AWARD PLAN

·	Vote AGAINST IF the amendment allows stock awards with no tenure or performance-based vesting.
·	Vote AGAINST IF the amendment would permit the granting of non-formula discretionary awards.

ADD SHARES TO DIRECTOR STOCK AWARD PLAN

·	Vote AGAINST IF the vesting is based on tenure or if the shares are unrestricted when granted.
·	Vote AGAINST IF the plan dilution is more than 10% of the outstanding common equity.
·	Vote AGAINST IF the minimum potential dilution of all plans is more than 15% of the outstanding common equity.
·	Vote AGAINST IF the plan would permit the granting of non-formula discretionary awards

APPROVE ANNUAL BONUS PLAN

·	Always vote FOR a management proposal to approve an annual bonus plan.

APPROVE SAVINGS PLAN

·	Always vote FOR a management proposal to adopt a savings plan.

APPROVE OPTION/STOCK AWARDS

·	Vote AGAINST IF the option/stock award is priced less than 100% of the fair market value on the grant date.
·	Vote AGAINST IF the option/stock award represents dilution of more than 5% of outstanding common equity.
·	Vote AGAINST IF the option/stock award is unrestricted shares.

·	Vote AGAINST IF the minimum equity overhang from all plans is more than 15% of the common equity.

ADOPT DEFERRED COMPENSATION PLAN

·	Vote AGAINST IF the dilution is more than 10% of the outstanding common equity.

APPROVE LONG-TERM BONUS PLAN

·	Always vote FOR a management proposal to approve a long-term bonus plan.

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APPROVE EMPLOYMENT AGREEMENTS

·	Always vote FOR a management proposal to approve an employment agreement or contract.

AMEND DEFERRED COMPENSATION PLAN

·	Always vote FOR a management proposal to amend a deferred compensation plan.

EXCHANGE UNDERWATER OPTIONS

·	Always vote AGAINST a management proposal to exchange underwater options (options with a per-share exercise price that exceeds the underlying stock’s current market price).

AMEND ANNUAL BONUS PLAN

·	Always vote FOR a management proposal to amend an annual bonus plan.

REAPPROVE OPTION/BONUS PLAN FOR OBRA

·	Always vote FOR a management proposal to reapprove a stock option plan or bonus plan for purposes of OBRA.

AMEND LONG-TERM BONUS PLAN

·	Always vote FOR a management proposal to amend a long-term bonus plan.

SHAREHOLDER PROPOSALS

SHAREHOLDER APPROVAL OF AUDITORS

·	Always vote FOR a shareholder proposal calling for stockholder ratification of auditors.

AUDITORS MUST ATTEND ANNUAL MEETING

·	Always vote FOR a shareholder proposal calling for the auditors to attend the annual meeting.

LIMIT CONSULTING BY AUDITORS

·	Always vote FOR a shareholder proposal calling for limiting consulting by auditors.

ROTATE AUDITORS

·	Always vote AGAINST a shareholder proposal calling for the rotation of auditors.

RESTORE PREEMPTIVE RIGHTS

·	Always vote FOR a shareholder proposal to restore preemptive rights.

STUDY SALE OR SPIN-OFF

·	Always vote FOR a shareholder proposal asking the company to study sales, spin-offs or other strategic alternatives.

ADOPT CONFIDENTIAL VOTING

·	Always vote FOR a shareholder proposal asking the board to adopt confidential voting and independent tabulation of the proxy ballots.

COUNTING SHAREHOLDER VOTES

·	Always vote AGAINST a shareholder proposal asking the company to refrain from counting abstentions and broker non-votes in vote tabulations.

NO DISCRETIONARY VOTING

·	Always vote AGAINST a shareholder proposal to eliminate the company’s discretion to vote unmarked proxy ballots.

EQUAL ACCESS TO THE PROXY

·	Always vote FOR a shareholder proposal to provide equal access to the proxy materials for shareholders.

IMPROVE MEETING REPORTS

·	Always vote AGAINST a shareholder proposal to improve annual meeting reports.

CHANGE ANNUAL MEETING LOCATION

·	Always vote AGAINST a shareholder proposal to change the annual meeting location.

29

CHANGE ANNUAL MEETING DATE

·	Always vote AGAINST a shareholder proposal to change the annual meeting date.

BOARD INCLUSIVENESS

·	Always vote AGAINST a shareholder proposal asking the board to include more women and minorities as directors.

INCREASE BOARD INDEPENDENCE

·	Always vote FOR a shareholder proposal seeking to increase board independence.

DIRECTOR TENURE/RETIREMENT AGE

·	Always vote AGAINST a shareholder proposal seeking to limit the period of time a director can serve by establishing a retirement or tenure policy.

MINIMUM STOCK OWNERSHIP BY DIRECTORS

·	Always vote AGAINST a shareholder proposal to require minimum stock ownership by directors.

ALLOW UNION/EMPLOYEE REPRESENTATIVES ON THE BOARD

·	Always vote AGAINST a shareholder proposal that seeks to provide for union or employee representatives on the board of directors.

DIRECTORS’ ROLE IN CORPORATE STRATEGY

·	Always vote AGAINST a shareholder proposal seeking to increase disclosure regarding the board’s role in the development and monitoring of the company’s long-term strategic plan.

INCREASE NOMINATING COMMITTEE INDEPENDENCE

·	Always vote FOR a shareholder proposal to increase the independence of the nominating committee.

CREATE NOMINATING COMMITTEE

·	Always vote FOR a shareholder proposal to create a nominating committee of the board.

CREATE SHAREHOLDER COMMITTEE

·	Always vote AGAINST a shareholder proposal urging the creation of a shareholder committee.

INDEPENDENT BOARD CHAIRMAN

·	Always vote AGAINST a shareholder proposal asking that the chairman of the board of directors be chosen from among the ranks of the non-employee directors.

LEAD DIRECTOR

·	Always vote AGAINST a shareholder proposal asking that a lead director be chosen from among the ranks of the non-employee directors.

ADOPT CUMULATIVE VOTING

·	Always vote FOR a shareholder proposal calling for the adoption of cumulative voting.

REQUIRE NOMINEE STATEMENT IN PROXY

·	Always vote AGAINST a shareholder proposal to require directors to place a statement of candidacy in the proxy statement.

DOUBLE BOARD NOMINEES

·	Always vote AGAINST a shareholder proposal to nominate two director candidates for each open board seat.

DIRECTOR LIABILITY

·	Always vote AGAINST a shareholder proposal to make directors liable for acts or omissions that constitute a breach of fiduciary care resulting from a director’s gross negligence and/or reckless or willful neglect.

REPEAL CLASSIFIED BOARD

·	Always vote FOR a shareholder proposal to repeal a classified board.

30

ELIMINATE SUPERMAJORITY PROVISION

·	Always vote FOR a shareholder proposal that seeks to eliminate supermajority provisions.

REDUCE SUPERMAJORITY PROVISION

·	Always vote FOR a shareholder proposal that seeks to reduce supermajority provisions.

REPEAL FAIR PRICE PROVISION

·	Always vote AGAINST a shareholder proposal that seeks to repeal fair price provisions.

RESTORE RIGHT TO CALL A SPECIAL MEETING

·	Always vote FOR a shareholder proposal to restore shareholders’ right to call a special meeting.

RESTORE RIGHT TO ACT BY WRITTEN CONSENT

·	Always vote FOR a shareholder proposal to restore shareholders’ right to act by written consent.

PROHIBIT TARGETED SHARE PLACEMENT

·	Always vote FOR a shareholder proposal to limit the board’s discretion to issue targeted share placements or to require shareholder approval before such block placements can be made.

OPT OUT OF STATE TAKEOVER STATUTE

·	Always vote FOR a shareholder proposal seeking to force the company to opt out of a state takeover statutory provision.

REINCORPORATION

·	Vote AGAINST IF the new state has stronger anti-takeover provisions.

ADOPT ANTI-GREENMAIL PROVISION

·	Always vote FOR a shareholder proposal to limit greenmail payments.

RESTRICT EXECUTIVE COMPENSATION

·	Always vote AGAINST a shareholder proposal to restrict executive compensation.

DISCLOSE EXECUTIVE COMPENSATION

·	Always vote FOR a shareholder proposal to enhance the disclosure of executive compensation.

RESTRICT DIRECTOR COMPENSATION

·	Always vote AGAINST a shareholder proposal to restrict director compensation.

CAP EXECUTIVE PAY

·	Always vote AGAINST a shareholder proposal to cap executive pay.

PAY DIRECTORS IN STOCK

·	Always vote AGAINST a shareholder proposal calling for directors to be paid with company stock.

APPROVE EXECUTIVE COMPENSATION

·	Always vote AGAINST a shareholder proposal calling for shareholder votes on executive pay.

RESTRICT DIRECTOR PENSIONS

·	Always vote AGAINST a shareholder proposal calling for the termination of director retirement plans.

REVIEW/REPORT ON/LINK EXECUTIVE PAY TO SOCIAL PERFORMANCE

·	Always vote AGAINST a shareholder proposal that asks management to review, report on and/or link executive compensation to non-financial criteria, particularly social criteria.

NO REPRICING OF UNDERWATER OPTIONS

·	Always vote FOR a shareholder proposal seeking shareholder approval to reprice or replace underwater stock options.

GOLDEN PARACHUTES

·	Always vote FOR a shareholder proposal calling for a ban or shareholder vote on future golden parachutes.

31

AWARD PERFORMANCE-BASED STOCK OPTIONS

·	Always vote AGAINST a shareholder proposal seeking to award performance-based stock options.

EXPENSE STOCK OPTIONS

·	Always vote AGAINST a shareholder proposal establishing a policy of expensing the costs of all future stock options issued by the company in the company’s annual income statement.

PENSION FUND SURPLUS

·	Always vote AGAINST a shareholder proposal that requests future executive compensation be determined without regard to any pension fund income.

CREATE COMPENSATION COMMITTEE

·	Always vote FOR a shareholder proposal to create a compensation committee.

HIRE INDEPENDENT COMPENSATION CONSULTANT

·	Always vote AGAINST a shareholder proposal to require that the compensation committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues.

INCREASE COMPENSATION COMMITTEE INDEPENDENCE

·	Always vote FOR a shareholder proposal to increase the independence of the compensation committee.

INCREASE AUDIT COMMITTEE INDEPENDENCE

·	Always vote FOR a shareholder proposal to increase the independence of the audit committee.

INCREASE KEY COMMITTEE INDEPENDENCE

·	Always vote FOR a shareholder proposal to increase the independence of key committees.

SOCIAL ISSUE PROPOSALS

*ABSTAIN ON ALL SOCIAL ISSUES PROPOSALS WHERE NO GUIDELINE HAS BEEN SELECTED*

REVIEW CHARITABLE GIVING POLICY

·	Always vote AGAINST a shareholder proposal that asks the company to establish shareholder-designated contribution programs.

LIMIT OR END CHARITABLE GIVING

·	Always vote AGAINST a shareholder proposal that asks the company to limit or end charitable giving.

CASE BY CASE

·	Contested Election of Directors

·	Approve Merger/Acquisition

·	Approve Recapitalization

·	Approve Restructuring

·	Approve Liquidation

·	Approve Leveraged Buyout

·	Redeem or vote on poison pill on a case by case unless the proposal seeks to redeem the rights plan

32

Statement of Additional Information	May 1, 2019

SAI dated May 1, 2019

♦	Johnson Institutional Short Duration Bond Fund

Class I: JIBDX

Class F: JIMDX

♦	Johnson Institutional Intermediate Bond Fund

Class I: JIBEX

Class F: JIMEX

♦	Johnson Institutional Core Bond Fund

Class I: JIBFX

Class F: JIMFX

♦	Johnson Enhanced Return Fund

JENHX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available at www.johnsonmutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at 1-800-541-0170 or, if you own these shares through a financial intermediary, by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-800-541-0170. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this document to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

  Johnson Mutual Funds Trust

  3777 West Fork Road

  Cincinnati, OH 45247

  johnsonmutualfunds.com

  (513) 661-3100

  (800) 541-0170

  FAX (513) 661-4901

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the Johnson Institutional Bond Funds dated May 1, 2019. This SAI incorporates by reference the financial statements and report of independent registered public accounting firm in the Funds’ Annual Report to Shareholders for the year ended December 31, 2018 (the “Annual Report”). A free copy of the Prospectus and Annual Report can be obtained by writing the Trust at 3777 West Fork Road, Cincinnati, Ohio 45247, by calling the Trust at (513) 661-3100 or (800) 541-0170, or by visiting our website at www.johnsonmutualfunds.com.

2

DESCRIPTION OF THE TRUST

Johnson Mutual Funds Trust (the “Trust”) is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 30, 1992 (the “Trust Agreement”). The Board of Trustees supervises the business activities of the Trust. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of eleven series are currently authorized, four of which are the Johnson Institutional Short Duration Bond Fund, the Johnson Institutional Intermediate Bond Fund, the Johnson Institutional Core Bond Fund (the Bond Funds), and the Johnson Enhanced Return Fund (together with the Bond Funds, the “Funds”). The Bond Funds were established on August 31, 2000, and the Enhanced Return Fund was established on August 24, 2005.

Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the officers of the Trust, subject to the review and approval of the Board of Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Each of the Funds, at its discretion and with shareholder consent, may use securities from a Fund’s portfolio to pay you for your shares, provided that Johnson Investment Counsel, Inc. (the “Adviser”) deems that such a distribution of securities will not adversely affect the Fund’s portfolio. Any such transfer of securities to you will be a taxable event and you may incur certain transaction costs relating to the transfer. Contact the Funds for additional information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

This section contains a more detailed discussion of some of the investments of the Funds may make and some of the techniques they may use.

A.	Quality Ratings

The Adviser considers securities to be of investment-grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s or, if unrated, determined by the Adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will invest more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

B.	Corporate Debt Securities

Corporate debt securities are bonds or notes issued by corporations and other business organizations, including business trusts, in order to finance their credit needs. Corporate debt securities include commercial paper that consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations.

3

C.	Fixed Income Securities

Fixed income securities include corporate debt securities, U.S. government securities, mortgage-backed securities, zero coupon bonds, asset-backed and receivable-backed securities and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

D.	U.S. Government Securities

U.S. Government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities such as securities issued by the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association (FNMA), are supported only by the credit of the agency that issued them and the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are neither insured nor guaranteed by the U.S. government. On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (“FHFA”) announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

E.	Mortgage-Backed Securities

Mortgage-backed securities represent an interest in a pool of mortgages. These securities, including securities issued by FNMA and GNMA, provide investors with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are repaid. Unscheduled or early payments on the underlying mortgages may shorten the securities’ effective maturities. The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, a Fund may experience a loss (if the price at which the respective security was acquired by the Fund was at a premium over par, which represents the price at which the security will be sold upon prepayment). In addition, prepayments of such securities held by a Fund will reduce the share price of the Fund to the extent the market value of the securities at the time of prepayment exceeds their par value. Furthermore, the prices of mortgage-backed securities can be significantly affected by changes in interest rates. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. In such periods, it is likely that any prepayment proceeds would be reinvested by a Fund at lower rates of return. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in mortgage-backed securities issued by entities other than government agencies.

F.	Collateralized Mortgage Obligations (CMOs)

CMOs are securities collateralized by mortgages or mortgage-backed securities. CMOs are issued with a variety of classes or series, which have different maturities and are often retired in sequence. CMOs may be issued by governmental or non-governmental entities such as banks and other mortgage lenders. Non-government securities may offer a higher yield but also may be subject to greater price fluctuation than government securities. Investments in CMOs are subject to the same risks as direct investments in the underlying mortgage and mortgage-backed securities. In addition, in the event of bankruptcy or other default of an entity who issued the CMO held by a Fund, the Fund could experience both delays in liquidating its position and losses. While there is no limit on issues backed by government agencies, no Fund will invest more than 30% of its net assets in CMOs issued by entities other than government agencies.

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G.	Financial Service Industry Obligations

Financial service industry obligations include, among others, the following.

1.	Certificates of Deposit - Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

2.	Time Deposits - Time deposits are non-negotiable deposits maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate. Time deposits are considered to be illiquid prior to their maturity.

3.	Bankers’ Acceptances - Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft that has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

H.	Asset-Backed and Receivable-Backed Securities

Asset-backed and receivable-backed securities are undivided fractional interests in pools of consumer loans (unrelated to mortgage loans) held in a trust. Payments of principal and interest are passed through to certificate holders and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. The degree of credit enhancement varies, but generally amounts to only a fraction of the asset-backed or receivable-backed security’s par value until exhausted. If the credit enhancement is exhausted, certificate holders may experience losses or delays in payment if the required payments of principal and interest are not made to the trust with respect to the underlying loans. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the loan pool, the originator of the loans or the financial institution providing the credit enhancement. Asset-backed and receivable-backed securities are ultimately dependent upon payment of consumer loans by individuals and the certificate holder generally has no recourse against the entity that originated the loans. The underlying loans are subject to prepayments that shorten the securities’ weighted average life and may lower their return. As prepayments flow through at par, total returns would be affected by the prepayments—if a security were trading at a premium, its total return would be lowered by prepayments, and if a security were trading at a discount, its total return would be increased by prepayments. No Fund will invest more than 30% of its net assets in asset-backed or receivable-backed securities.

I.	Restricted Securities

Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. No Fund will invest more than 5% of its net assets in restricted securities.

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J.	Foreign Securities

The Funds may invest in dollar denominated foreign fixed-income securities issued by foreign companies, foreign governments or international organizations and determined by the Adviser to be comparable in quality to investment-grade domestic securities. Neither Fund will invest in a foreign security if, immediately after a purchase and as a result of the purchase, the total value of foreign securities owned by the Fund would exceed 15% of the value of the total assets of the Fund. To the extent that a Fund does invest in foreign securities, such investments may be subject to special risks such as changes in restrictions on foreign currency transactions and rates of exchange, and changes in the administration or economic and monetary policies of foreign governments.

K.	Repurchase Agreements

A repurchase agreement is a short-term investment in which the purchaser acquires ownership of a U.S. government security (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Trust’s custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions, and a Fund will not invest more than 5% (15% in the core of the Enhanced Return Fund) of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days.

L.	When Issued Securities and Forward Commitments

Each Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The price and interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may enter into such forward commitments if it holds, and maintains until the settlement date in a separate account at the Custodian, cash or U.S. government securities in an amount sufficient to meet the purchase price. The Funds will not invest more than 25% of their respective total assets in forward commitments. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Any change in value could increase fluctuations in a Fund’s share price and yield. Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, a Fund may dispose of a commitment prior to the settlement if the Adviser deems it appropriate to do so.

M.	Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. An option on a futures contract obligates the writer, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. Whether a party realizes a gain or loss from futures activities depends upon movements in the underlying security or index. Futures contracts may be issued with respect to fixed-income securities, foreign currencies, single stocks or financial indices, including indices of U.S. government securities, foreign government securities, and equity or fixed-income securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission (the "CFTC") and must be executed through a Futures Commission Merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts between the clearing members of the exchange. Each Fund only invests in futures contracts to the extent it could invest in the underlying instrument directly. The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

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Risk Factors in Futures Transactions

Liquidity Risk - Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

Correlation Risk - The prices of futures contracts depend primarily on the value of their underlying instruments. As a result, futures prices can diverge from the prices of their underlying instruments. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between futures contracts and their underlying instruments also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts.

Margin Requirements

The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits:

▪	Are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded;

▪	May be maintained in cash or certain other liquid assets by the Fund's custodian for the benefit of the FCM; and

▪	Are similar to good faith deposits or performance bonds.

Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Trust will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which it does business.

SEC Segregation Requirements

In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission (the "SEC"). Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).

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Liquidity Impact of Margin and SEC Segregation Requirements

Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets will be available to the Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

N.	Exchange Traded Funds

Each Fund may invest in a range of exchange-traded funds ("ETFs"). ETFs may include, but are not limited to, Standard & Poor’s Depositary Receipts ("SPDRs"), DIAMONDS, SM NASDAQ-100 Index Tracking Stock ("QQQs"), iShares, HOLDRs, Fidelity Select Portfolios, Select Sector SPDRs, Fortune e-50, Fortune 500, streetTRACKS and VIPERs. Additionally, each Fund may invest in new exchange traded shares as they become available.

SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to closely track the price performance and dividend yield of the Standard & Poor’s 500 Composite Stock Price Index TM . SPDRs trade on the NYSE Arca Exchange under the symbol SPY. The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. A MidCap SPDR is similar to a SPDR except that it tracks the performance of the S&P MidCap 400 Index and trades on the NYSE Arca Exchange under the symbol MDY. DIAMONDS represent an investment in the DIAMONDS Trust, a unit investment trust that serves as an index to the Dow Jones Industrial Average (the “Dow”) in that its holding consists of the 30 component stocks of the Dow. The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 of the value of the Dow Index. The DIAMONDS Trust’s shares trade on the NYSE Arca Exchange under the symbol DIA. QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasdaq 100 Index by holding shares of all the companies on the Index. Shares trade on the NYSE Arca Exchange under the symbol QQQ. The iShare products own the stocks in various sector indices, such as the Morgan Stanley Corporate 100 Bond Index. Investments in SPDRs, DIAMONDS, QQQs and iShares are considered to be investments in other investment companies, see "Investment Company Securities" above.

The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in-kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. A Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund's interest to do so. A Fund's ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

There is a risk that the underlying ETFs in which a Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which a Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Funds believe that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent a Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

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O.	INVESTMENT COMPANY SECURITIES

Each Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the Investment Company Act of 1940, as amended (the “1940 Act”), and the Fund's investment objectives. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, a Fund becomes a shareholder of that investment company. As a result, the Fund’s shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses the Fund’s shareholders directly bear in connection with the Fund’s own operations.

Under Section 12(d)(1) of the 1940 Act, the Funds may only invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the outstanding voting stock of any one investment company or invest more than 10% of their total assets in the securities of other investment companies. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Funds if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Funds and all affiliated persons of the Funds; and (ii) the Funds have not offered or sold after January 1, 1971, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Funds pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Funds (or the Adviser acting on behalf of the Funds) must comply with the following voting restrictions: when a Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the share s held by the Fund in the same proportion as the vote of all other holders of such security.

P.	MUNICIPAL SECURITIES

Municipal securities are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and generally exempt from state tax in the state of issuance. Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts. They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities, or the financing of privately owned or operated facilities. Municipal securities consist of tax-exempt bonds, tax-exempt notes and tax-exempt commercial paper. Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. Tax-exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes. The Funds may invest in other municipal securities such as variable rate demand instruments.

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The two principal classifications of municipal securities are “general obligations” and “revenue” bonds. General obligation bonds are backed by the issuer’s full credit and to the extent of its taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility and, therefore, investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest. As industrial development authorities may be backed only by the assets and revenues of non-governmental users, the Fund will not invest more than 5% of its assets in securities backed by non-government backed securities in the same industry.

The Adviser considers municipal securities to be of investment-grade quality if they are rated BBB or higher by S&P, Baa or higher by Moody’s or, if unrated, determined by the Adviser to be of comparable quality. Investment-grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements. If the rating of a security by S&P or Moody’s drops below investment-grade, the Adviser will dispose of the security as soon as practicable (depending on market conditions) unless the Adviser determines, based on its own credit analysis, that the security provides the opportunity of meeting the Fund’s objective without presenting excessive risk. No Fund will invest more than 5% of the value of its net assets in securities that are below investment-grade. If, as a result of a downgrade, a Fund holds more than 5% of the value of its net assets in securities rated below investment-grade, the Fund will take action to reduce the value of such securities below 5%.

INVESTMENT LIMITATIONS

A.	Fundamental

The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental (“Fundamental”)—i.e., they may not be changed without the affirmative vote of majority of the outstanding shares of the applicable Fund. As used in the Prospectus and this Statement of Additional Information, the term “majority” of the outstanding shares of the Trust (or of any series) means the lesser of (1) 67% or more of the outstanding shares of the Trust (or the applicable series) present at a meeting, if the holders of more than 50% of the outstanding shares of the Trust (or applicable series) are present or represented at such meeting, or (2) more than 50% of the outstanding shares of the Trust (or the applicable series). Other investment practices that may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.	Borrowing Money - The Funds will not borrow money except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund, or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.	Senior Securities - The Funds will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the 1940 Act, the rules and regulations promulgated there under or interpretations of the Securities and Exchange Commission or its staff, and (b) as described in the Prospectus and this Statement of Additional Information.

3.	Underwriting - The Funds will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

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4.	Real Estate - The Funds will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-backed securities or investing in companies engaged in the real estate business.

5.	Commodities - The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Funds from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by commodities.

6.	Loans - The Funds will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.	Concentration - Each Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities or repurchase agreements with respect thereto.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as the date of consummation.

B.	Non-Fundamental

The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental.

1.	Pledging - The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in Fundamental Limitation (1) above.

2.	Borrowing - The Funds will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

3.	Margin Purchases - The Funds will not purchase securities or evidences of interest thereon on “margin”. This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchase and sales or redemption of securities.

4.	Short Sales - The Funds will not effect short sales of securities unless it owns or has the right to obtain securities equivalent in-kind and amount to the securities sold short.

5.	Futures and Options - The Bond Funds will not purchase or sell futures, puts, calls, options or straddles. The Enhanced Return Fund will not purchase or sell futures, puts, calls, options or straddles except as described in the Fund’s prospectus and this Statement of Additional Information.

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6.	Illiquid Investments - Each Fund will not invest more than 15% of its net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

7.	Issuers - No Fund will invest more than 5% of its net assets in securities for which there are legal or contractual restrictions or resale and other illiquid securities.

8.	Non-Dollar Denominated Securities - The Funds will only purchase dollar-denominated investments.

9.	Eighty Percent Investment Policy - Under normal circumstances, at least 80% of each Bond Fund’s respective Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in bonds. No Bond Fund will change this policy unless the Fund’s shareholders are provided with at least sixty days prior written notice.

TRUSTEES AND OFFICERS

Information pertaining to the Trustees and Officers of the Trust is provided below. Trustees who are not deemed to be interested persons of the Trust, as defined in the 1940 Act, are referred to as Independent Trustees. Trustees who are deemed to be “interested persons” of the Trust are referred to as Interested Trustees. Each Trustee serves as a Trustee until the termination of the Trust unless the Trustee dies, resigns or is removed.

NAME, ADDRESS AND AGE	CURRENT POSITION HELD WITH TRUST	LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS OVERSEEN	OTHER DIRECTORSHIPS HELD DURING THE PAST FIVE YEARS
Interested Trustee
Timothy E. Johnson (76)* 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	Chairman and Director of Johnson Investment Counsel, Inc., the Trust’s Adviser, and Professor of Finance at the University of Cincinnati	9	None
Independent Trustees
Ronald H. McSwain (76) 3777 West Fork Road Cincinnati, Ohio 45247	Trustee	Since 1992	President of McSwain Carpets, Inc. until 2001; partner of P&R Realty, a real estate development partnership since 1984	9	None
James J. Berrens (53) 3777 West Fork Rd Cincinnati, OH 45247	Trustee	Since 2006	Christian Community Health: Chief Executive Officer since May 2015, Chief Financial Officer September 2010 to May 2015	9	None
John R. Green (76) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2006	Retired from The Procter & Gamble Company, Global Purchases Director, Baby Care	9	None
Dr. Jeri B. Ricketts (61) 3777 West Fork Rd. Cincinnati, OH 45247	Trustee	Since 2013	Retired Director of Carl H. Lindner Honors-PLUS Program, University of Cincinnati (2002-2018); Associate Professor Emeritus of Accounting, University of Cincinnati since 1986.	9	None

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Officers
Jason O. Jackman (48) 3777 West Fork Road Cincinnati, Ohio 45247	President	Since 2013	President and Chief Investment Officer of the Adviser since October 2013; Director of Fixed Income and Institutional Management March 2004 to October 2013.	N/A	N/A
Dale H. Coates (60) 3777 West Fork Road Cincinnati, Ohio 45247	Vice President	Since 1992	Vice President and Institutional Portfolio Manager of the Trust’s Adviser	N/A	N/A
Marc E. Figgins (55) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Financial Officer and Treasurer	Since 2002	Mutual Funds Manager for Johnson Financial, Inc.	N/A	N/A
Scott J. Bischoff (53) 3777 West Fork Road Cincinnati, Ohio 45247	Chief Compliance Officer	Since 2005	Chief Compliance Officer of the Trust’s Adviser	N/A	N/A
Jennifer J. Kelhoffer (47) 3777 West Fork Road Cincinnati, Ohio 45247	Secretary	Since 2007	Compliance Associate for the Adviser	N/A	N/A

*	Mr. Johnson is an interested person of the Trust because he is a director, officer and employee of the Trust’s Adviser and a Trustee of the Trust.

Board Leadership Structure .. The Trust is led by Mr. Jason Jackman, who has served as the President (principal executive officer) of the Trust, since December 2013 and Mr. Ronald McSwain, an independent Trustee who serves as Chairman of the Board. The Board of Trustees is comprised of one (1) Interested Trustee and four (4) Independent Trustees (i.e. those who are not "interested persons" of the Trust, as defined under the 1940 Act). Mr. McSwain serves as the Chairman so the Trust has not otherwise designated a Lead Independent Trustee. However, governance guidelines provide that all the Independent Trustees will meet in executive session at each Board meeting and no less than quarterly. The Trust has an Audit Committee and a Nominating Committee with separate chairs. The Trust does not have any other committees. Under the Trust's Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. Generally, the Trust believes it best to have the leadership roles split between Mr. Jackman and Mr. McSwain who are collective seen by shareholders, business partners and other stakeholders as providing strong leadership and dual oversight of the Funds' operations. The Trust believes that its President and Chairman, together with the Audit Committee and the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder.

Board Risk Oversight . The Board of Trustees is comprised of one (1) Interested Trustee and four (4) Independent Trustees with an Audit Committee and Nominating Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from Mr. Scott J. Bischoff in his role as Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

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Trustee Qualifications. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills. Timothy E. Johnson, Ph.D., is the founder and Chairman of the Trust's investment adviser. Mr. Johnson is also a Professor of Finance at the University of Cincinnati. He is the author of three textbooks, has written numerous journal articles on finance and has spoken at many seminars around the country. Mr. Johnson is also an active member of numerous professional and civic organizations in the Greater Cincinnati community. Mr. Johnson holds a B.A. in Economics from North Park University, an M.B.A. in Finance from the University of Akron, and a Ph.D. in Finance from University of Illinois.

Mr. Ronald McSwain, who serves as a Trustee and Chairman of the Trust, until 2001 was President of McSwain Carpets, Inc. and since 1984 has been a partner in P&R Realty, a real estate development firm. Mr. McSwain has many years of business leadership experience which is useful to the Board in its decision making process. Mr. James Berrens is the Chief Executive Officer of Officer of Christian Community Health Center, a position he has held since May 2015. Prior to May 2015, Mr. Berrens was the Chief Financial Officer of Christian Community Health Center from 2010 to May 2015. Mr. Berrens has many years of experience preparing and analyzing financial statements, which is beneficial to the Board during its review of the Trust's financial statements and dealing with other accounting issues. Mr. John Green is retired from The Procter & Gamble Company. Before his retirement, Mr. Green was a Director of Global Purchases at Procter & Gamble and his knowledge of the operations of large international corporations is useful to the Board during its deliberations regarding distribution strategies and practices for the Funds. Dr. Jeri Ricketts is Associate Professor Emeritus of Accounting, and retired Director of the Carl H. Lindner Honors-PLUS Business Program at the University of Cincinnati. She worked as an auditor before returning in 1981 to work on her MBA at the University of Cincinnati. After completing her MBA, she entered the PhD program at UC, obtaining her PhD in accounting in 1986.

The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that collective experience of each Trustee makes them highly qualified.

The Board currently has an Audit Committee and a Nominating Committee. Each committee consists of all independent trustees. The Audit Committee met twice during the fiscal year ended December 31, 2018. The primary purpose of the Audit Committee is to oversee the Trust’s accounting and financial reporting policies, practices and internal controls, as required by the statutes and regulations administered by the Securities and Exchange Commission, including the 1940 Act. The functions of the Nominating Committee are to oversee the nomination and selection of the Trustees. The Nominating Committee did not meet during the fiscal year ended December 31, 2018.

The dollar ranges of securities beneficially owned by the Trustees in each Fund and in the Trust as of March 31, 2019 are as follows:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES HELD IN EACH FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES HELD IN ALL FUNDS OF THE TRUST
Timothy E. Johnson	Bond Funds- None Enhanced Return Fund –Over $100,000	Over $100,000
Ronald H. McSwain	Bond Funds- None Enhanced Return Fund –$10,001 to $50,000	Over $100,000
James J. Berrens	None	Over $100,000
John R. Green	None	Over $100,000
Jeri B. Ricketts	None	None

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The compensation paid to the Trustees of the Trust for the year ended December 31, 2018 is set forth in the following table:

NAME OF TRUSTEE	TOTAL COMPENSATION FROM TRUST (THE TRUST IS NOT IN A FUND COMPLEX) [1]
Timothy E. Johnson	$0
Ronald H. McSwain	$12,000
James J. Berrens	$12,000
John R. Green	$12,000
Jerri B. Ricketts	$12,000

1 Trustee fees are Trust expenses. However, because the Management Agreement obligates the Adviser to pay all of the operating expenses of the Trust (with limited exceptions), the Adviser makes the actual payment.

As of March 31, 2019, the following persons owned of record, for the benefit of their respective clients, more than 5% of the outstanding voting shares of each of the Funds:

Johnson Institutional Short Duration Bond Fund
Covenant Trust Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077:	50.27%
BMO Harris Bank, 111 W. Monroe Street, Chicago, Illinois 60603:	19.20%
Charles Schwab & Co., 211 Main Street, San Francisco, California 94105:	7.99%
Christian Theological Seminary, 1000 W. 42 nd Street, Indianapolis, Indiana 46208:	11.27%

Johnson Institutional Intermediate Bond Fund
Covenant Trust Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077:	59.80%
BMO Harris Bank, 111 W. Monroe Street, Chicago, Illinois 60603:	18.88%
Charles Schwab & Co., 211 Main Street, San Francisco, California 94105:	13.84%

Johnson Institutional Core Bond Fund
Covenant Trust Company, 5215 Old Orchard Road, Suite 725, Skokie, Illinois 60077-1045:	36.79%
Charles Schwab & Co., 211 Main Street, San Francisco, California 94105:	27.30%
US Bank, 425 Walnut Street, Cincinnati, Ohio 45202:	23.62%
SEI Private Trust Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456	8.94%

Johnson Enhanced Return Fund
Client accounts managed by Johnson Investment Counsel, Inc., with full advisory discretion:	91.56%

The officers and Trustees as a group beneficially owned as of March 31, 2019 the following percentage of the outstanding shares of the Funds (excluding discretionary advisory accounts of Johnson Investment Counsel, Inc. and shares held in the Johnson Investment Counsel Profit Sharing/401(k) Plan, except those shares directly attributable to a Trustee or Officer):

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Johnson Institutional Short Duration Bond Fund	0.00%

Johnson Institutional Intermediate Bond Fund	0.00%

Johnson Institutional Core Bond Fund	0.00%

Johnson Enhanced Return Fund	4.70%

Shareholder Rights - Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he/she owns and fractional votes for fractional shares he/she owns. All shares of a Fund have equal voting rights and liquidation rights.

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of March 31, 2019, Covie and Company may be deemed to own in the aggregate more than 25% of the shares of the Bond Funds, and, as a result, may be deemed to control these Funds; Charles Schwab & Company may be deemed to own in the aggregate more than 25% of the shares of the Core Bond Fund, and, as a result, may be deemed to control this Fund; and, discretionary advisory accounts of Johnson Investment Counsel, Inc. and other accounts that officers and/or employees may control, may be deemed to own in the aggregate more than 25% of the shares of the Enhanced Return Fund, and, as a result, may be deemed to control this Fund. In addition, Timothy E. Johnson may be deemed to control the Adviser, or its affiliates, and as a result, may be deemed to control the Enhanced Return Fund.

THE INVESTMENT ADVISER

The Trust’s investment adviser is Johnson Investment Counsel, Inc., 3777 West Fork Road, Cincinnati, Ohio 45247. Timothy E. Johnson may be deemed to be a controlling person and an affiliate of the Adviser due to his ownership of its shares and his position as the Chairman of the Adviser. Mr. Johnson, because of such affiliation, may receive benefits from the management fees paid to the Adviser.

Under the terms of the Management Agreement, the Adviser manages the Funds’ investments subject to approval of the Board of Trustees and pays all of the expenses of the Funds except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), and extraordinary expenses. As compensation for its management services and agreement to pay the Funds’ expenses, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.30% of the average daily net assets of each Bond Fund, and 0.35% of the average daily net assets of the Enhanced Return Fund. The management fees for the Bond Funds are 0.25% under the current fee waiver. The Adviser retains the right to remove this waiver after April 30, 2020.

For the fiscal years indicated below, the following advisory fees, net of fee waivers, were paid:

	2018	2017	2016
Johnson Institutional Short Duration Bond Fund	$363,058	$333,316	$270,227
Johnson Institutional Intermediate Bond Fund	327,488	281,496	256,228
Johnson Institutional Core Bond Fund	514,533	392,912	233,889
Johnson Enhanced Return Fund	488,551	432,874	367,634

Fee waivers that otherwise would have been payable to the Adviser by the Funds respectively:

	2018	2017	2016
Johnson Institutional Short Duration Bond Fund	$76,643	$81,924	$74,197
Johnson Institutional Intermediate Bond Fund	69,016	69,155	70,372
Johnson Institutional Core Bond Fund	108,654	96,086	64,184
Johnson Enhanced Return Fund	-	-	-

The Adviser retains the right to use the name “Johnson” in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Johnson” automatically ceases thirty days after termination of the Management Agreement and may be withdrawn by the Adviser on thirty days written notice.

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The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks and other financial institutions that provide such services; however, in selecting investments for a Fund, no preference will be shown for such securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Trust’s portfolio decisions and the placing of the Trust’s portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Trust, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Trust and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Trust effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Trust. Although research services and other information are useful to the Trust and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Trust under the Management Agreement.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to market makers may include the spread between the bid and asked prices.

To the extent that the Trust and another of the Adviser’s clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be allocated using the following rules:

A.	All client accounts would have their entire order filled or receive no shares at all, unless the account’s purchase would exceed $50,000. In that case, filling part of the order for that account would be acceptable.

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B.	The orders would be filled beginning with the account least invested in that security type, relative to its goal, and proceed through the list with the last order filled for the account most invested in that security type, relative to its goal.

Based on rule A, some accounts may be skipped to meet the exact number of shares purchased. For the sale of a security, the orders would be filled beginning with the most fully invested account moving to the least fully invested.

The Trust and the Adviser have each adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Funds. You may obtain a copy of the Code from the Securities and Exchange Commission.

DISTRIBUTION PLAN

The Short Duration Bond Fund, Intermediate Bond Fund and Core Bond Fund have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to each Fund’s Class F shares (the “Plan”). The Plan permits the Funds to pay for certain distribution and promotion expenses related to marketing Class F shares of the Funds. The amount payable annually by the Funds is authorized to a maximum amount of 0.25% of its average daily net assets attributable to each Fund’s Class F shares. However, the amount currently authorized by the Trust is 0.15%.

Under the Plan, the Trust may engage in any activities related to the distribution of Class F shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisers and others that are engaged in the sale of shares of the Funds, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of shares of the Funds; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this Plan) who engage in or support distribution of shares of the Funds; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Funds for recipients other than existing shareholders of the Funds; (d) costs of formulating and implementing marketing and promotional activities, including, but not limited to, sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and (g) costs of implementing and operating this Plan.

The Trustees expect that the Plan could significantly enhance the Funds’ ability to expand distribution of shares of the Funds. It is also anticipated that an increase in the size of the Funds will facilitate more efficient portfolio management and assist the Funds in seeking to achieve its investment objective.

The Plan has been approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable Funds. Any amendment increasing the maximum percentage payable under the Plan or other material change must be approved by a majority of the outstanding shares of the Funds, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

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DETERMINATION OF SHARE PRICE

The prices (net asset values) of the shares of each Fund are determined as of the close of trading of the New York Stock Exchange (4:00 p.m. Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in a Fund’s securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust uses Intercontinental Exchange (ICE) to price portfolio securities. The Board of Trustees periodically reviews the pricing services used by the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

For additional information about the methods used to determine the net asset value (share price), see “Share Price Calculation” in the Prospectus.

TAXES

Each Fund has qualified, and intends to continue to qualify, under Subchapter M of the Internal Revenue Code. By so qualifying, no Fund will be liable for federal income taxes to the extent its taxable net investment income and net realized capital gains are distributed to shareholders. Each Fund is required by federal law to withhold and remit to the U.S. Treasury a portion (30%) of the dividend income and capital gains distributions of any account unless the shareholder provides taxpayer identification number and certifies that the taxpayer identification number is correct and that the shareholder is not subject to backup withholding.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of December 31, 2018, the following Fund had net realized capital loss carryforwards:

Capital Loss Carryovers
	Indefinite Long-Term	Indefinite Short-Term	Total Capital Loss Carryover
Short Duration	$330,112	$163,271	$493,383
Intermediate	81,828	106,590	188,418
Core	250,572	446,566	697,138

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2017. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of each fiscal quarter end. The Funds must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Funds release portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Funds. These third party servicing agents include the Adviser, Transfer Agent, Fund Accounting Agent, Administrator and Custodian, each of which is described in this SAI. Additionally, the Funds may release portfolio holdings to third party rating agencies and data reporting platforms (currently Lipper and Morningstar) on a periodic basis. The Funds also may disclose portfolio holdings, as needed, to the Funds’ auditors, proxy voting services (if applicable), pricing services and legal counsel, each of which is described in the prospectus or in this SAI. This information is disclosed to third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

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Except as described above, the Funds are prohibited from entering into any arrangements with any person to make available information about the Funds’ portfolio holdings without the specific approval of the Board. The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Funds’ portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings.

PORTFOLIO MANAGERS

The Johnson Mutual Funds are managed with a team approach. The following charts indicate the individuals involved with the day to day portfolio management of each of the Johnson Mutual Funds and a description of their experience. Also included in the chart is a dollar range of equity securities in the Funds.

Portfolio Manager, Title	Participation on Teams	Length of Service (Years)	Business Experience	Dollar Range of Equity Securities in Funds
Michael Leisring	Short Duration Bond Intermediate Bond Core Bond Enhanced Return	20	CFA, 2002; Team Leader for the Johnson Institutional Short Duration Bond Fund, Johnson Institutional Intermediate Bond Fund, Johnson Institutional Core Bond Fund, Enhanced Return Fund; Director of Fixed Income for the Adviser; joined the Adviser in 1999.	Short Duration: None Intermediate: None Core: None Enhanced Return: $50,001 to $100,000
Jason Jackman	Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Enhanced Return Fund	26	CFA, 1998; President and Chief Investment Officer since October, 2013; joined the Adviser in 1993.	Short Duration: None Intermediate: None Core: None Enhanced Return: $100,001 to $500,000
Dale Coates	Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Enhanced Return Fund	30	CFA, 1999; Vice President and Institutional Portfolio Manager of the Adviser; joined the Adviser in 1989.	Short Duration: None Intermediate: None Core: None Enhanced Return: $50,001 to $100,000
David Theobald	Short Duration Bond Fund, Enhanced Return Fund	6	CFA, 2012; Fixed Income Portfolio Manager for the Adviser; joined Adviser in 2013.	Short Duration: None Intermediate: None Core: None Enhanced Return: $50,001 to $100,000
Brandon Zureick	Short Duration Bond Fund, Intermediate Bond Fund, Core Bond Fund, Enhanced Return Fund	8	CFA, 2012; Fixed Income Portfolio Manager and Portfolio Strategist for the Adviser; joined the Adviser in 2011.	Short Duration: None Intermediate: None Core: None Enhanced Return: $100,001 to $500,000

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The following table discloses the number of accounts managed by the portfolio manager team member and the total assets managed within other registered investment companies (“RIC”) as of December 31, 2018. The Adviser does not use any performance based fees accounts. None of the managers listed below provide management to Other Pooled Vehicles.

Team Member	Number of RIC Accounts	Total RIC Assets	Number of Other Accounts	Total Assets of Other Accounts
Michael Leisring	2	$802,409,894	-	-
Jason Jackman	2	$802,409,894	21	$1,195,615,207
Dale Coates	2	$802,409,894	86	$1,366,600,570
David Theobald	2	$802,409,894	-	-
Brandon Zureick	1	$623,437,032	1	360,935,657

There are currently no conflicts of interest between the management of the Funds and the accounts described above that the Fund determines is material. Purchases and redemptions to the accounts are processed with an allocation program that does not permit any discrimination to either the Fund accounts or the accounts described above.

Each of the team members are compensated for their services by the Adviser. Each Portfolio Manager’s compensation consists of a salary, incentive compensation, and retirement plan contributions by the Adviser. The salary for each team member is fixed. The incentive compensation structure provides additional compensation to the portfolio management team member if the Funds and accounts described in the table meet certain performance criteria versus the established benchmarks on a pretax basis. The benchmarks are measured on a one and three year basis. Portfolio management team members are also eligible for participation in a Defined Contribution Plan which provides retirement contributions based on a percent of salary which is applied to all employees of the Adviser and its affiliates.

CUSTODIAN

US Bank, 425 Walnut Street, Cincinnati, Ohio 45202, is the current custodian of the Funds’ investments. The Custodian acts as each Fund’s depository, holds its portfolio securities in safekeeping, collects all income and other payments with respect thereto, disburses funds at the Funds’ request and maintains records in connection with its duties.

FUND SERVICES

Johnson Financial, Inc. (“JFI”), 3777 West Fork Road, Cincinnati, Ohio 45247, acts as the Funds’ transfer agent. A Trustee and three officers of the Trust are members of management and/or employees of JFI. JFI maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. For the services as transfer agent, JFI received from the Adviser (not the Funds) an annual fee of $247,000 for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

In addition, JFI provides fund accounting services to each Fund, including maintaining each Fund’s accounts, books and records, calculating net asset value per share and distributions, and providing reports and other accounting services. For the services as fund accountant, JFI received from the Adviser (not the Funds) an annual fee of $423,000, for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

JFI also provides the Funds with administrative services to each Fund and the Trust, including all compliance, regulatory reporting and necessary office equipment, personnel and facilities. For its services as fund administrator, JFI received from the Adviser (not the Funds) an annual fee of $400,000, for each of the fiscal years ended December 31, 2016, 2017 and 2018, in the aggregate for all Funds of the Trust.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800, Cleveland, Ohio 44115, has been selected as the independent registered public accounting firm for the Trust for the fiscal year ending December 31, 2019. Cohen & Company performs an annual audit of the Trust’s financial statements and provides financial, tax and accounting consulting services as requested.

FINANCIAL STATEMENTS

The financial statements and report of the independent registered public accounting firm required to be included in this Statement of Additional Information are incorporated herein by reference to the Trust’s Annual Report to shareholders for the year ended December 31, 2018. The Funds will provide the Annual Report without charge at written request or request by telephone.

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